UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22648

Aspiriant Trust

(Exact name of registrant as specified in charter)

11100 Santa Monica Boulevard Suite 600
Los Angeles, California 90025

 (Address of principal executive offices) (Zip code)

Robert J. Francais
Aspiriant Trust
11100 Santa Monica Boulevard Suite 600
Los Angeles, California 90025

(Name and address of agent for service)

Registrant's telephone number, including area code: (310) 806-4000

Date of fiscal year end: Feb 28

Date of reporting period: May 31, 2017

Item 1.  Schedule of Investments.

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND
SCHEDULE OF INVESTMENTS
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 41.5%
	AUSTRALIA – 0.1%
3,546	AGL Energy Ltd.	$69,405
47,500	Bendigo and Adelaide Bank Ltd.	397,543
1,818	Newcrest Mining Ltd.	28,491
4,748	Rio Tinto Ltd.	221,063
35,251	Telstra Corp. Ltd.	115,193
9,661	Wesfarmers Ltd.	306,480
		1,138,175
	AUSTRIA – 0.2%
1,311	Agrana Beteiligungs A.G.	150,677
7,034	Erste Group Bank A.G.	255,464
235	Oberbank A.G.	20,250
4,574	OMV A.G.	238,869
922	Raiffeisen Bank International A.G.*	24,337
1,486	Verbund A.G.	27,746
11,517	Voestalpine A.G.	522,574
		1,239,917
	BELGIUM – 0.2%
2,800	Ageas[1]	113,109
21,167	Colruyt S.A.	1,171,051
5,673	Elia System Operator S.A./N.V.	331,989
		1,616,149
	BERMUDA – 2.1%
11,359	Arch Capital Group Ltd.*	1,104,663
5,929	Asian Growth Properties Ltd.	2,101
14,636	Assured Guaranty Ltd.	571,682
7,799	Athene Holding Ltd. - Class A*	384,335
15,873	Axis Capital Holdings Ltd.	1,040,951
2,373	Bunge Ltd.	189,769
29,000	Cheung Kong Infrastructure Holdings Ltd.	249,758
2,923	Credicorp Ltd.	489,661
28,258	Everest Re Group Ltd.	7,195,900
57,000	NWS Holdings Ltd.	110,235
960	Ocean Wilsons Holdings Ltd.	12,771
28,000	Regal Hotels International Holdings Ltd.	23,026
19,996	RenaissanceRe Holdings Ltd.	2,856,628
47,691	Validus Holdings Ltd.	2,546,699
132	White Mountains Insurance Group Ltd.	113,531
227,000	Yue Yuen Industrial Holdings Ltd.	904,284
		17,795,994
	BRAZIL – 0.1%
14,698	Banco do Brasil S.A. - ADR[1]	128,167

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	BRAZIL (Continued)
25,275	Telefonica Brasil S.A. - ADR	$361,685
		489,852
	CANADA – 1.7%
13,389	Agnico Eagle Mines Ltd.	648,162
20,204	Bank of Montreal	1,356,497
38,824	Bank of Nova Scotia	2,193,168
18,310	BCE, Inc.	830,175
1,500	Calian Group Ltd.	29,059
41,059	Canadian Imperial Bank of Commerce[1]	3,206,159
4,500	Canadian Real Estate Investment Trust - REIT	163,097
10,000	Cineplex, Inc.	378,799
6,521	Eldorado Gold Corp.	19,889
408	George Weston Ltd.	36,881
10,390	Inovalis Real Estate Investment Trust	75,453
9,600	Loblaw Cos. Ltd.	542,592
10,318	Magna International, Inc.[1]	462,143
13,500	Power Financial Corp.	322,197
35,518	Royal Bank of Canada	2,454,294
29,154	Shaw Communications, Inc. - Class B	622,946
15,356	Toronto-Dominion Bank	732,423
		14,073,934
	CAYMAN ISLANDS – 0.1%
80,466	Cheung Kong Property Holdings Ltd.	603,270
12,457	CK Hutchison Holdings Ltd.	162,236
5,200	First Sponsor Group Ltd.	4,980
		770,486
	CHILE – 0.3%
11,342	Banco de Chile - ADR[1]	868,911
6,357	Cia Cervecerias Unidas S.A. - ADR[1]	167,507
144,816	Enel Americas S.A. - ADR	1,359,822
42,388	Enel Chile S.A. - ADR	231,438
		2,627,678
	CHINA – 0.4%
1,156,000	Bank of China Ltd. - Class H	578,017
36,850	China Construction Bank Corp. - ADR[1]	608,025
4,821	China Telecom Corp. Ltd. - ADR	239,170
6,685	Huaneng Power International, Inc. - ADR[1]	211,380
2,418,321	Industrial & Commercial Bank of China Ltd. - Class H	1,614,703
		3,251,295
	COLOMBIA – 0.1%
22,449	Bancolombia S.A. - ADR[1]	987,980

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CURACAO – 0.0%[2]
4,745	Schlumberger Ltd.	$330,205

	DENMARK – 0.4%
3,489	ISS A/S	144,463
5,750	Carlsberg A/S - Class B	625,258
16,734	Coloplast A/S - Class B	1,433,180
21,203	GN Store Nord A/S	646,714
773	Harboes Bryggeri A/S	14,176
13,188	Novo Nordisk A/S - ADR	558,776
8,267	William Demant Holding A/S*	216,784
		3,639,351
	FINLAND – 0.0%[2]
559	Olvi Oyj	19,247
2,401	Orion Oyj - Class A	153,652
963	Orion OYJ - Class B	62,250
20,441	Raisio Oyj	83,285
		318,434
	FRANCE – 0.3%
1,476	Albioma S.A.	31,603
26,660	AXA S.A.	711,880
459	Bastide le Confort Medical	18,026
146	Caisse Regionale de Credit Agricole Mutuel de Paris et d'Ile-de-France	13,501
202	CIC	51,030
4,645	Cie Generale des Etablissements Michelin	587,008
4,168	Credit Agricole S.A.	64,061
138	Credit Agricole Toulouse 31	16,200
12,490	Engie S.A.	190,886
415	Fleury Michon S.A.	25,128
165	Gaumont S.A.*	13,976
137	IGE + XAO	15,270
542	L'Oreal S.A.	115,940
915	Metropole Television S.A.	21,796
255	Pernod Ricard S.A.	34,601
474	PSB Industries S.A.	26,309
7,960	Rallye S.A.	169,895
572	Rubis SCA	66,234
461	Sanofi	45,664
369	Societe Fonciere Lyonnaise S.A. - REIT	21,762
213	Voyageurs du Monde	20,092
		2,260,862
	GERMANY – 0.3%
3,062	Aareal Bank A.G.	127,991
7,890	Allianz S.E. - ADR[1]	151,883

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	GERMANY (Continued)
2,181	Aurubis A.G.	$170,020
14,914	Freenet A.G.	533,185
2,059	Henkel A.G. & Co.	255,921
351	METRO A.G.	11,763
6,963	Muenchener Rueckversicherungs-Gesellschaft A.G.	1,374,920
1,191	MVV Energie A.G.	29,568
		2,655,251
	GUERNSEY – 0.7%
96,081	Amdocs Ltd.	6,224,127

	HONG KONG – 1.3%
52	AIA Group Ltd.	368
2,000	Allied Group Ltd.	12,397
322,000	BOC Hong Kong Holdings Ltd.	1,452,725
83,159	China Mobile Ltd. - ADR	4,582,893
46,653	China Unicom Hong Kong Ltd. - ADR[1]	672,736
64,000	Chinney Investments Ltd.	29,417
142,000	CLP Holdings Ltd.	1,552,795
2,416	CNOOC Ltd. - ADR[1]	272,428
42,910	Hang Seng Bank Ltd.	905,302
6,000	Harbour Centre Development Ltd.	11,263
60,000	Hon Kwok Land Investment Co., Ltd.	35,018
112,000	Hong Kong & China Gas Co., Ltd.	239,347
81,058	MTR Corp. Ltd.	461,666
46,500	Power Assets Holdings Ltd.	416,277
95,000	Regal Real Estate Investment Trust - REIT	26,933
25,000	Sun Hung Kai Properties Ltd.	369,698
		11,041,263
	INDIA – 0.1%
40,054	Infosys Ltd. - ADR	604,815
28,438	Wipro Ltd. - ADR[1]	306,562
		911,377
	INDONESIA – 0.1%
34,752	Telekomunikasi Indonesia Persero Tbk P.T. - ADR[1]	1,145,773

	IRELAND – 0.1%
2,353	Accenture PLC - Class A	292,878
1,124	Allergan PLC	251,495
127,035	Irish Residential Properties REIT PLC	186,943
22,317	Ryanair Holdings PLC*	453,847
		1,185,163
	ISLE OF MAN – 0.0%[2]
13,156	Crossrider PLC*	10,764

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	ISRAEL – 0.5%
2,403	Alrov Properties and Lodgings Ltd.	$67,022
17,582	Ashdar Building Co., Ltd.	13,919
15,545	Bank Hapoalim B.M.	103,447
17,176	Bank Leumi Le-Israel B.M.*	84,016
14,052	Check Point Software Technologies Ltd.*	1,574,527
2,488	Dor Alon Energy in Israel 1988 Ltd.	43,413
2,131	Elbit Systems Ltd.[1]	260,366
493	IES Holdings Ltd.	22,363
186,616	Israel Discount Bank Ltd. - Class A*	485,936
3,652	Maabarot Products Ltd.	71,280
332	Malam - Team Ltd.	35,773
30,528	Mediterranean Towers Ltd.	53,708
16,560	Nice Ltd. - ADR[1]	1,290,190
479	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	24,362
231	Sano-Brunos Enterprises Ltd.	15,906
3,219	Shalag Industries Ltd.	16,431
4,891	Shufersal Ltd.	27,051
3,000	Strauss Group Ltd.	54,886
1,544	Summit Real Estate Holdings Ltd.	11,029
3,225	Victory Supermarket Chain Ltd.	39,888
3,343	YH Dimri Construction & Development Ltd.	60,872
		4,356,385
	ITALY – 0.1%
3,971	Enel S.p.A.	21,258
9,624	Luxottica Group S.p.A.	582,282
2,019	Luxottica Group S.p.A. - ADR	121,847
		725,387
	JAPAN – 3.1%
10,900	Aeon Hokkaido Corp.	58,753
2,200	Alps Logistics Co., Ltd.	14,819
3,300	Asahi Co., Ltd.	39,622
56,335	Astellas Pharma, Inc.	712,052
1,400	Bandai Namco Holdings, Inc.	49,984
600	Biofermin Pharmaceutical Co., Ltd.	16,388
35,900	Bridgestone Corp.	1,508,371
700	Bull-Dog Sauce Co., Ltd.	13,774
1,800	Canare Electric Co., Ltd.	37,612
61,767	Canon, Inc.	2,123,004
86,315	Canon, Inc. - ADR[1]	3,005,488
1,000	Daiichi Kensetsu Corp.	11,281
14,000	Daiichi Sankyo Co., Ltd.	307,059
2,800	Dainichi Co., Ltd.	18,837
800	FamilyMart UNY Holdings Co., Ltd.	44,919

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
2,000	Fuji Nihon Seito Corp.	$10,332
17,400	FUJIFILM Holdings Corp.	634,254
2,300	Fujitsu Broad Solution & Consulting, Inc.	21,873
400	Fuso Pharmaceutical Industries Ltd.	9,957
4,000	Gourmet Kineya Co., Ltd.	39,220
8,000	Gunma Bank Ltd.*	42,390
50,000	Hachijuni Bank Ltd.	286,990
2,800	Imuraya Group Co., Ltd.	69,543
15,000	Isuzu Motors Ltd.	183,102
1,400	Itochu Techno-Solutions Corp.	47,767
7,085	Japan Tobacco, Inc.	266,261
3,700	Japan Tobacco, Inc. - ADR[1]	69,504
3,000	JFE Container Co., Ltd.	10,404
1,000	Jichodo Co., Ltd.	14,573
2,700	Jolly - Pasta Co., Ltd.	37,573
2,500	Kakiyasu Honten Co., Ltd.	43,863
1,000	Kao Corp.	63,054
500	Kato Sangyo Co., Ltd.	12,681
14,249	KDDI Corp.	395,468
5,400	KDDI Corp. - ADR[1]	74,898
15,000	Kitano Construction Corp.	43,749
9,100	Kyocera Corp.	523,846
2,000	Kyokuyo Co., Ltd.	55,168
1,400	Lawson, Inc.	95,444
5,000	Makita Corp.	188,256
900	Maxvalu Chubu Co., Ltd.	9,922
1,300	Maxvalu Tohoku Co., Ltd.*	14,392
1,600	Meiko Construction Co., Ltd.	12,884
1,000	Meiko Trans Co., Ltd.	10,765
37,000	Mitsubishi Motors Corp.	239,913
42,935	Mitsubishi Tanabe Pharma Corp.	954,908
31,000	Miyoshi Oil & Fat Co., Ltd.	39,182
3,000	Morishita Jintan Co., Ltd.	15,761
12,000	Morozoff Ltd.	64,572
2,200	Mory Industries, Inc.	45,561
1,000	Nakamuraya Co., Ltd.	45,049
8,300	Nichia Steel Works Ltd.	19,941
2,000	Nihon Shokuhin Kako Co., Ltd.	9,570
6,600	Nippon Telegraph & Telephone Corp.	317,405
76,451	Nippon Telegraph & Telephone Corp. - ADR	3,683,409
5,800	Nissin Foods Holdings Co., Ltd.	366,148
2,900	Nissui Pharmaceutical Co., Ltd.	36,469
2,000	Nittobest Corp.	16,217
91,846	NTT DOCOMO, Inc.	2,257,112

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
21,242	NTT DOCOMO, Inc. - ADR	$522,553
2,100	Ohki Healthcare Holdings Co., Ltd.	13,937
14,960	Okinawa Electric Power Co., Inc.	366,078
14,266	Otsuka Holdings Co., Ltd.	643,497
1,000	Ozu Corp.	19,614
5,400	Paris Miki Holdings, Inc.	22,871
2,000	Powdertech Co., Ltd.	10,998
1,900	Proto Corp.	29,048
2,600	Renaissance, Inc.	47,223
4,000	Resol Holdings Co., Ltd.	13,110
527	Rinnai Corp.	47,377
2,000	Rock Paint Co., Ltd.	11,955
900	S&B Foods, Inc.	49,071
5,644	Secom Co., Ltd.	412,859
2,713	Seven & i Holdings Co., Ltd.	115,323
7,000	Shibusawa Warehouse Co., Ltd.	22,245
6,200	Shidax Corp.	24,407
1,234	Shin-Etsu Chemical Co., Ltd.	110,821
300	Software Service, Inc.	13,890
14,041	Suntory Beverage & Food Ltd.	681,993
1,532	Suntory Beverage & Food Ltd. - ADR	37,197
1,900	Taiyo Kagaku Co., Ltd.	19,927
6,900	Takeda Pharmaceutical Co., Ltd.	355,625
800	Tobu Store Co., Ltd.	21,779
1,800	Tokio Marine Holdings, Inc.	76,374
46,000	Toppan Printing Co., Ltd.	506,684
14,000	Toyo Suisan Kaisha Ltd.	545,320
6	Toyota Motor Corp.	322
5,771	Toyota Motor Corp. - ADR	620,613
14,500	Trend Micro, Inc.	728,509
900	Tsumura & Co.	32,883
1,200	Unicafe, Inc.	10,594
13	Unicharm Corp.	352
5,000	Wood One Co., Ltd.	13,413
109,803	Yahoo Japan Corp.	492,868
6,586	Yamaguchi Financial Group, Inc.	75,389
2,000	Yamatane Corp.	27,025
2,400	Yashima Denki Co., Ltd.	15,023
1,100	Yonkyu Co., Ltd.	12,147
		26,132,227
	JERSEY – 0.1%
7,138	Randgold Resources Ltd. - ADR	676,825

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	LUXEMBOURG – 0.1%
1,596	Millicom International Cellular S.A.	$93,375
9,872	Tenaris S.A. - ADR	299,121
		392,496
	NETHERLANDS – 0.1%
36,400	Aegon N.V.	180,180
26,578	ForFarmers N.V.	280,590
16,710	Koninklijke Ahold Delhaize N.V. - ADR	370,127
6,670	Sligro Food Group N.V.	302,964
		1,133,861
	NEW ZEALAND – 0.1%
755	Airwork Holdings Ltd.	2,435
20,000	Arvida Group Ltd.	19,410
4,384	Briscoe Group Ltd.	12,921
67,847	Chorus Ltd.	216,992
37,836	Evolve Education Group Ltd.	27,075
142,411	Mercury NZ Ltd.	327,919
46,321	PGG Wrightson Ltd.	19,676
34,236	Property for Industry Ltd.	39,281
15,010	Sanford Ltd.	75,998
54,601	Spark New Zealand Ltd.	145,473
12,993	Trustpower Ltd.	48,237
836	Warehouse Group Ltd.	1,215
		936,632
	NORWAY – 0.2%
224	Ainmt A.S.*	2,962
8,642	Marine Harvest A.S.A.	151,087
75,628	Norsk Hydro A.S.A.	410,358
1,012	Olav Thon Eiendomsselskap A.S.A.	20,242
55,807	Orkla A.S.A.	558,387
942	Oslo Bors VPS Holding A.S.A.	12,375
2,670	Telenor A.S.A.	44,177
3,840	Yara International A.S.A.	143,059
		1,342,647
	PANAMA – 0.0%[2]
3,737	Carnival Corp.	239,430

	PERU – 0.0%[2]
6,988	Cia de Minas Buenaventura S.A.A. - ADR	86,931

	PORTUGAL – 0.1%
25,065	Jeronimo Martins SGPS S.A.	499,232
20,915	REN - Redes Energeticas Nacionais SGPS S.A.	67,511
		566,743

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SINGAPORE – 0.1%
3,489	DBS Group Holdings Ltd. - ADR	$206,025
32,300	Far East Hospitality Trust - REIT	14,823
51,300	Frasers Centrepoint Ltd.	67,864
21,300	IREIT Global - REIT	11,546
8,000	Keppel Corp. Ltd.	37,203
100,200	Lee Metal Group Ltd.	22,449
33,600	Singapore Airlines Ltd.	243,030
109,000	Singapore Telecommunications Ltd.	296,079
		899,019
	SOUTH KOREA – 0.3%
50,709	KT Corp. - ADR	852,925
17,122	LG Display Co., Ltd. - ADR	249,468
626	Shinhan Financial Group Co., Ltd. - ADR	27,688
62,927	SK Telecom Co., Ltd. - ADR	1,580,726
		2,710,807
	SPAIN – 0.1%
1,174	Acciona S.A.	112,747
77,605	Iberdrola S.A.	619,744
1,024	Industria De Diseno Textil S.A.	41,963
		774,454
	SWEDEN – 0.2%
14,285	ICA Gruppen A.B.	514,390
5,731	Industrivarden A.B. - A Shares	144,046
16,521	Svenska Cellulosa A.B. SCA - Class B	582,760
15,609	Swedish Match A.B.	526,426
53,934	Telia Co. A.B.	246,634
		2,014,256
	SWITZERLAND – 2.1%
8,985	ABB Ltd.	226,094
1,483	Allied World Assurance Co. Holdings A.G.	77,961
328	Barry Callebaut A.G.	470,659
309	Berner Kantonalbank A.G.	57,717
832	BFW Liegenschaften A.G.	38,956
6,892	BKW A.G.	419,427
20,505	Chubb Ltd.	2,936,111
633	Flughafen Zuerich A.G.	157,071
141	Forbo Holding A.G.	232,840
6,065	Garmin Ltd.	315,623
1,489	Kuehne + Nagel International A.G.[1]	240,454
6,406	Mobilezone Holding A.G.	99,871
3,063	Nestle S.A.	261,524
44,257	Nestle S.A. - ADR	3,768,926

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SWITZERLAND (Continued)
6,656	Novartis A.G.	$544,695
36,440	Novartis A.G. - ADR	2,979,699
2,094	Roche Holding A.G.	574,906
36,448	Roche Holding A.G. - ADR[1]	1,253,082
20	Romande Energie Holding S.A.	27,051
6,238	Sonova Holding A.G.	1,033,243
1,052	Swatch Group A.G.[1]	407,599
3,021	Swiss Re A.G.	275,456
15,785	Syngenta A.G. - ADR	1,436,435
227	Zurich Insurance Group A.G.	66,793
2,010	Zurich Insurance Group A.G. - ADR[1]	59,014
		17,961,207
	TAIWAN – 1.4%
36,578	AU Optronics Corp. - ADR[1]	140,825
153,422	Chunghwa Telecom Co., Ltd. - ADR	5,524,726
53,262	Siliconware Precision Industries Co., Ltd. - ADR	445,270
138,802	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	4,908,039
353,457	United Microelectronics Corp. - ADR[1]	728,122
		11,746,982
	THAILAND – 0.0%[2]
8,280	Kasikornbank PCL - ADR[1]	183,195

	UNITED KINGDOM – 1.4%
10,524	A.G. Barr PLC	89,290
4,010	Aberdeen Asset Management PLC	14,940
13,676	Amino Technologies PLC	36,828
3,567	Animalcare Group PLC	18,200
1,767	Associated British Foods PLC	68,258
7,680	Britvic PLC	69,399
5,848	Burberry Group PLC	136,924
51,243	Carnival PLC - ADR[1]	3,289,288
24,231	Central Asia Metals PLC	69,032
3,146	Close Brothers Group PLC	64,955
2,736	Eco Animal Health Group PLC	20,975
3,304	Ensco PLC - Class A	20,617
7,269	Ergomed PLC*	19,153
5,443	Eurocell PLC	18,407
745	First Derivatives PLC	29,786
5,060	Gresham Technologies PLC*	11,315
14,967	Harworth Group PLC	19,381
59,874	HSBC Holdings PLC - ADR[1]	2,603,920
883	Imperial Brands PLC	41,317
204,746	ITV PLC	516,508

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
4,717	K3 Business Technology Group PLC	$9,790
337,007	Kingfisher PLC	1,409,595
13,159	Marshall Motor Holdings PLC	25,686
8,055	Microgen PLC	33,107
6,525	Premier Asset Management Group PLC	12,821
1,962	Quixant PLC	9,985
5,534	Reckitt Benckiser Group PLC	567,591
4,070	Reckitt Benckiser Group PLC - ADR[1]	84,721
5,302	Relx PLC	113,715
19,352	Royal Dutch Shell PLC - Class A - ADR	1,052,942
27,136	Royal Mail PLC	154,390
17,713	Shoe Zone PLC	42,678
25,970	SSE PLC	504,413
1,638	System1 Group PLC*	21,105
2,086	TBC Bank Group PLC*	45,782
103,050	William Hill PLC	381,655
47,418	Wm Morrison Supermarkets PLC	150,554
		11,779,023
	UNITED STATES – 22.8%
2,762	3M Co.	564,746
7,272	Adtalem Global Education, Inc.	271,973
12,706	Aetna, Inc.	1,840,591
18,289	Aflac, Inc.	1,378,625
135,251	AGNC Investment Corp. - REIT	2,811,868
595	Align Technology, Inc.*	86,394
12,086	Allstate Corp.	1,043,505
3,018	Alphabet, Inc. - Class A*	2,979,038
37,774	Altria Group, Inc.	2,849,671
349	Amazon.com, Inc.*	347,122
7,386	American Eagle Outfitters, Inc.	84,939
8,097	American Electric Power Co., Inc.	581,203
9,218	American Financial Group, Inc.	920,417
24,958	American National Insurance Co.	2,933,314
1,349	AmerisourceBergen Corp.	123,798
450	Analog Devices, Inc.	38,592
8,176	Anthem, Inc.	1,490,894
81,003	Apple Hospitality REIT, Inc.	1,516,376
13,162	Apple, Inc.	2,010,627
24,203	Aramark	901,804
2,506	Archer-Daniels-Midland Co.	104,199
132,209	AT&T, Inc.	5,094,013
417	Atmos Energy Corp.	34,740
4,354	Automatic Data Processing, Inc.	445,719
34,062	Avangrid, Inc.	1,547,437

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
10,265	Avnet, Inc.	$376,520
30,960	AVX Corp.	506,815
969	BancFirst Corp.	91,522
2,329	Bank of Hawaii Corp.	181,033
38,043	Baxter International, Inc.	2,256,330
711	Becton, Dickinson and Co.	134,543
1,015	Bemis Co., Inc.	45,310
3,446	Berkshire Hathaway, Inc.*	569,555
2,225	Big Lots, Inc.[1]	108,647
6,367	Bio-Rad Laboratories, Inc. - Class A*	1,422,897
18,653	Blue Buffalo Pet Products, Inc.*	438,159
880	BOK Financial Corp.[1]	70,866
11,862	Booz Allen Hamilton Holding Corp.	467,837
1	Bristol-Myers Squibb Co.	54
4,665	Buffalo Wild Wings, Inc.*	670,360
2,206	C.H. Robinson Worldwide, Inc.[1]	147,824
11,689	C.R. Bard, Inc.	3,593,549
17,002	CA, Inc.	540,154
983	Cable One, Inc.	706,384
261	Cambridge Bancorp	17,957
8,822	CBOE Holdings, Inc.	761,956
341	CDW Corp.	20,521
2,818	Cerner Corp.*	184,156
13,220	Cheesecake Factory, Inc.	779,716
2,871	Chemed Corp.	587,579
10,734	Chemours Co.	429,253
8,795	Chico's FAS, Inc.	83,201
19,469	Chimera Investment Corp. - REIT	362,123
9,999	Church & Dwight Co., Inc.	516,548
3,490	Cigna Corp.	562,693
70,914	Cisco Systems, Inc.	2,235,918
5,589	Clorox Co.	758,595
5,399	CME Group, Inc.	633,249
17,148	CNA Financial Corp.[1]	781,949
29,117	Coca-Cola Co.	1,323,950
21,502	Colgate-Palmolive Co.	1,641,893
13,208	Comcast Corp. - Class A	550,642
9,007	Commerce Bancshares, Inc.[1]	482,145
6,018	Compass Minerals International, Inc.[1]	386,055
19,727	Consolidated Edison, Inc.	1,633,198
10,638	Costco Wholesale Corp.	1,919,414
10,367	CST Brands, Inc.	501,037
5,939	Danaher Corp.	504,459
13,785	Darden Restaurants, Inc.	1,225,900

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
6,313	DaVita, Inc.*	$418,299
14,245	Dell Technologies, Inc. - Class V*	988,461
41,601	Denbury Resources, Inc.*	63,650
3,592	Dick's Sporting Goods, Inc.	147,739
13,556	Dolby Laboratories, Inc. - Class A	683,087
5,122	Dollar General Corp.	375,904
14,063	Dr. Pepper Snapple Group, Inc.	1,305,187
18	DST Systems, Inc.	2,175
4,442	DSW, Inc. - Class A	74,759
1,766	DTE Energy Co.	193,412
17,458	Duke Energy Corp.	1,495,801
1	eBay, Inc.*	34
9,696	Eli Lilly & Co.	771,511
1,036	Entegra Financial Corp.*	24,605
44,951	Entergy Corp.	3,553,826
1,601	Erie Indemnity Co. - Class A	188,550
5,741	Estee Lauder Cos., Inc. - Class A	540,458
91,130	Exelon Corp.	3,308,930
11,421	Expeditors International of Washington, Inc.	609,653
20,381	Exxon Mobil Corp.	1,640,670
4,231	F5 Networks, Inc.*	542,118
3,406	Facebook, Inc. - Class A*	515,873
5,761	First American Financial Corp.	250,719
2,407	First Financial Corp.	109,639
1,115	First Northern Community Bancorp*	13,491
8,919	FLIR Systems, Inc.	337,941
28,105	Flowers Foods, Inc.	519,380
17,701	FNB Corp.	233,653
9,876	Foot Locker, Inc.	586,733
35,956	GameStop Corp. - Class A	796,066
2,299	General Dynamics Corp.	467,272
27,627	General Electric Co.	756,427
17,992	General Mills, Inc.	1,020,866
27,579	General Motors Co.	935,755
1,352	Genuine Parts Co.	125,222
18,126	Gilead Sciences, Inc.	1,176,196
3,866	Hancock Holding Co.	178,609
1,395	Hanover Insurance Group, Inc.	116,329
42,135	Hawaiian Electric Industries, Inc.[1]	1,396,354
174	Henry Schein, Inc.*	32,011
5,313	Hershey Co.	612,429
630	Hill-Rom Holdings, Inc.	48,737
5,787	Home Depot, Inc.	888,362
829	Honeywell International, Inc.	110,249

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
16,927	Hormel Foods Corp.	$569,255
28,902	HRG Group, Inc.*	548,271
2,122	Humana, Inc.	492,856
5,361	IAC/InterActiveCorp*	570,089
82,777	Intel Corp.	2,989,077
6,975	Intercontinental Exchange, Inc.	419,825
1,281	International Business Machines Corp.	195,519
4,757	International Speedway Corp. - Class A	167,922
11,506	Interpublic Group of Cos., Inc.	286,845
23	Intuitive Surgical, Inc.*	21,038
56,414	Johnson & Johnson	7,235,095
5,672	JPMorgan Chase & Co.	465,955
8,816	Kellogg Co.	631,226
13,417	Kimberly-Clark Corp.	1,740,587
21,065	Kroger Co.	627,316
2,494	Laboratory Corp. of America Holdings*	346,666
4,411	Lamb Weston Holdings, Inc.	204,714
10,618	Lancaster Colony Corp.	1,314,827
2,432	Landstar System, Inc.	203,194
1,415	Liberty Media Corp.-Liberty SiriusXM*	58,963
5,534	Live Nation Entertainment, Inc.*	190,868
6,216	Lockheed Martin Corp.	1,747,504
19,978	Loews Corp.	942,162
2,882	Madison Square Garden Co.*	563,172
1,068	ManpowerGroup, Inc.	108,797
1,779	Masimo Corp.*	154,844
725	MasterCard, Inc. - Class A	89,088
421	McCormick & Co., Inc.	43,847
19,235	McDonald's Corp.	2,902,369
1,532	MercadoLibre, Inc.	421,469
40,036	Merck & Co., Inc.	2,606,744
2,038	Mercury General Corp.[1]	114,128
13,600	MetLife, Inc.	688,024
1,078	Mettler-Toledo International, Inc.*	628,269
493,835	MFA Financial, Inc. - REIT	4,108,707
6,761	Microsoft Corp.	472,188
375	Monster Beverage Corp.*	18,960
3,547	Morningstar, Inc.	259,569
6,728	Motorola Solutions, Inc.	562,259
7,550	MSC Industrial Direct Co., Inc. - Class A	633,747
15,821	MSG Networks, Inc.*	333,032
690	Murphy USA, Inc.*	46,941
1,128	National HealthCare Corp.	77,268
6,043	National Instruments Corp.	230,540

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
5,669	NetScout Systems, Inc.*	$207,485
6,904	NeuStar, Inc. - Class A*	228,868
1,378	NIKE, Inc. - Class B	73,020
38	NVR, Inc.*	86,730
318	ONE Gas, Inc.	22,467
13,404	Owens & Minor, Inc.	427,320
5,910	Paychex, Inc.	350,049
39,866	People's United Financial, Inc.[1]	660,580
23,426	PepsiCo, Inc.	2,737,797
153,495	Pfizer, Inc.	5,011,612
9,243	PG&E Corp.	632,036
16,363	Philip Morris International, Inc.	1,960,287
5,144	Pinnacle Foods, Inc.	320,523
15,059	Pinnacle West Capital Corp.	1,330,463
297	PNC Financial Services Group, Inc.	35,254
24,832	PPL Corp.	991,045
992	Prestige Brands Holdings, Inc.*	49,977
9,943	ProAssurance Corp.	592,106
44,598	Procter & Gamble Co.	3,928,638
2,721	Progressive Corp.	115,452
513	Provident Bancorp, Inc.*	10,645
3,461	Prudential Financial, Inc.	362,886
28,827	Public Service Enterprise Group, Inc.	1,294,621
3,685	QUALCOMM, Inc.	211,040
4,672	Quality Care Properties, Inc. - REIT*	79,050
6,240	Quest Diagnostics, Inc.	678,725
379	Quintiles IMS Holdings, Inc.*	32,761
431	Ralph Lauren Corp.	29,222
6,397	Raytheon Co.	1,049,172
12,148	RCI Hospitality Holdings, Inc.	252,800
2,451	Regal Entertainment Group - Class A1	50,981
1,959	Reinsurance Group of America, Inc.	243,915
4,722	Reliance Steel & Aluminum Co.	344,470
16,773	Republic Services, Inc.	1,066,931
2,143	ResMed, Inc.	152,367
2,740	Reynolds American, Inc.	184,265
4,657	Ross Stores, Inc.	297,675
3,545	Royal Gold, Inc.	285,089
1,455	S&P Global, Inc.	207,789
11,599	Scholastic Corp.	493,305
1,921	SI Financial Group, Inc.	28,815
39,306	Sirius XM Holdings, Inc.[1]	206,356
2,253	Six Flags Entertainment Corp.	136,036
15,163	Southern Co.	767,399

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
6,888	Southern Copper Corp.	$240,804
3,754	Spectrum Brands Holdings, Inc.	504,725
3,700	Starbucks Corp.	235,357
5,344	Stryker Corp.	763,978
31,255	Symantec Corp.	947,339
10,005	Synopsys, Inc.*	749,074
46,317	Sysco Corp.	2,527,055
3,144	Tech Data Corp.*	304,874
3,431	Teleflex, Inc.	686,269
2,159	Thor Industries, Inc.	195,454
1,638	Time Warner, Inc.	162,965
6,321	TJX Cos., Inc.	475,402
6,068	Tootsie Roll Industries, Inc.[1]	210,560
7,840	Torchmark Corp.	591,920
14,211	Travelers Cos., Inc.	1,774,243
13,271	Trustmark Corp.	403,571
5,581	Two Harbors Investment Corp. - REIT	55,698
3,601	Tyson Foods, Inc. - Class A	206,481
21,681	U.S. Bancorp	1,103,346
3,340	Ulta Beauty, Inc.*	1,018,166
56,040	Umpqua Holdings Corp.	949,598
16,848	United Parcel Service, Inc. - Class B	1,785,383
4,464	United Technologies Corp.	541,394
3,087	United Therapeutics Corp.*	373,187
7,208	UnitedHealth Group, Inc.	1,262,697
1,594	Universal Corp.	105,842
5,676	Valero Energy Corp.	348,904
2,210	Varex Imaging Corp.*	75,913
5,526	Varian Medical Systems, Inc.*	547,185
24,115	Vector Group Ltd.	524,260
45,429	Verizon Communications, Inc.	2,118,809
4,836	Visa, Inc. - Class A	460,532
14,703	Voya Financial, Inc.	502,549
6,212	VWR Corp.*	205,369
76,366	Wal-Mart Stores, Inc.	6,002,368
5,477	Walgreens Boots Alliance, Inc.	443,747
13,413	Walt Disney Co.	1,447,799
21,725	Waste Management, Inc.	1,583,970
946	Waters Corp.*	169,921
336	Watsco, Inc.	47,416
2,132	WEC Energy Group, Inc.	133,804
2,046	Weis Markets, Inc.	105,615
1,275	WellCare Health Plans, Inc.*	219,045
34,736	Werner Enterprises, Inc.	946,556

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
3,349	Whole Foods Market, Inc.	$117,181
6,194	Xcel Energy, Inc.	296,755
169,842	Xerox Corp.	1,200,783
10,311	Yum China Holdings, Inc.*	396,045
5,712	Zimmer Biomet Holdings, Inc.	680,927
7,469	Zoetis, Inc.	465,169
		193,848,977
	VIRGIN ISLANDS (BRITISH) – 0.1%
23,149	Michael Kors Holdings Ltd.*	768,084

	TOTAL COMMON STOCKS (Cost $310,300,909)	352,989,598

	EXCHANGE-TRADED FUNDS – 26.1%
1,667,748	iShares Edge MSCI Min Vol Emerging Markets ETF[1]	92,226,464
706,428	iShares Edge MSCI Min Vol Global ETF[1]	56,690,847
1,104,377	iShares MSCI ACWI ETF[1]	72,557,569

	TOTAL EXCHANGE-TRADED FUNDS (Cost $201,627,323)	221,474,880

	CLOSED-END MUTUAL FUND – 0.0%[2]
18,708	Ground Rents Income Fund PLC - REIT	32,188

	TOTAL CLOSED-END MUTUAL FUND (Cost $32,244)	32,188

	OPEN-END MUTUAL FUND – 30.0%
10,706,083	GMO Quality Fund - Class V3	254,483,585

	TOTAL OPEN-END MUTUAL FUND (Cost $226,337,561)	254,483,585

	PREFERRED STOCK – 0.0%[2]
	GERMANY – 0.0%[2]
5,565	Porsche Automobil Holding S.E.	319,189

	TOTAL PREFERRED STOCK (Cost $254,182)	319,189

	SHORT-TERM INVESTMENTS – 5.7%
	COLLATERAL POOL INVESTMENTS FOR SECURITIES ON LOAN – 3.6%
	Collateral Pool Allocation	30,419,510

	MONEY MARKET FUND – 2.1%
18,303,672	JPMorgan Prime Money Market Fund - Agency Shares, 0.94%[4]	18,310,993

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

TOTAL SHORT-TERM INVESTMENTS (Cost $48,730,280)	48,730,503

TOTAL INVESTMENTS – 103.3% (Cost $787,282,499)	878,029,943
Liabilities in excess of other assets – (3.3)%	(27,967,997)

TOTAL NET ASSETS – 100.0%	$850,061,946

*	Non-income producing security.
[1]	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers. At period end, the aggregate market value of these securities was $29,657,607
[2]	Rounds to less than 0.05%.
[3]
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.

[4]	The rate is the annualized seven-day yield at period end.

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
PCL – Public Company Limited
PLC – Public Limited Company
REIT – Real Estate Investment Trust

See accompanying Notes to Schedules of Investments.

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
As of May 31, 2017 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS – 54.2%
	ALABAMA – 0.5%
$500,000	Alabama Industrial Development Authority, 6.45%, 12/1/2023, Call 07/3/20171 2	$500,080
120,000	County of Jefferson, 4.75%, 01/1/2025, Call 07/3/2017	120,383
	County of Jefferson, AGM
270,000	5.25%, 1/1/2023, Call 07/3/2017	270,861
1,810,000	4.75%, 1/1/2025, Call 07/3/2017	1,815,774
500,000	5.25%, 10/1/2048, Call 10/1/2023	571,805
1,000,000	County of Jefferson, NATL-RE, 5.00%, 04/1/2024, Call 07/3/2017	1,003,090
1,000,000	Spring Hill College Educational Building Authority of Mobile, 5.88%, 04/15/2045, Call 04/15/2025	1,013,750
		5,295,743

	ARIZONA – 1.9%
	Arizona Health Facilities Authority
500,000	5.00%, 2/1/2043, Call 02/1/2023	540,895
4,000,000	0.76%, 1/1/2046, Call 06/2/2017 [2]	4,000,000
230,000	Cahava Springs Revitalization District, 7.00%, 07/1/2041, Call 07/1/2027[4]	237,620
1,500,000	County of Pima, 4.00%, 07/1/2023	1,716,795
349,000	Eastmark Community Facilities District #1, 5.20%, 07/1/2039, Call 07/1/2025[4]	347,485
	Industrial Development Authority of the City of Phoenix
670,000	7.00%, 7/1/2022, Call 07/1/2020	741,858
645,000	5.00%, 10/1/2036, Call 10/1/2026	734,661
1,000,000	5.00%, 6/1/2042, Call 06/1/2022	1,088,350
500,000	7.50%, 7/1/2042, Call 07/1/2022 [3]	175,005
	Industrial Development Authority of the County of Pima
595,000	7.00%, 1/1/2022	590,472
500,000	6.75%, 3/1/2034, Call 03/1/2024	538,575
340,000	Industrial Development Authority of the County of Yavapai, 5.13%, 03/1/2042, Call 09/1/2022[4]	345,284
1,000,000	Maricopa County Industrial Development Authority, 2.88%, 07/1/2021 [4]	981,860
2,000,000	Mohave County Unified School District No. 20 Kingman, BAM, 5.00%, 07/1/2025	2,396,280
920,000	Quechan Indian Tribe of Fort Yuma, 9.75%, 05/1/2025, Call 05/1/2022	994,327
1,975,000	Salt Verde Financial Corp., 5.00%, 12/1/2032	2,379,835
1,250,000	State of Arizona, AGM, 5.25%, 10/1/2028, Call 10/1/2019	1,363,388
		19,172,690

	CALIFORNIA – 8.4%
3,000,000	Bay Area Toll Authority, 2.03%, 04/1/2036, Call 10/1/2026[2]	3,037,140
1,000,000	Beaumont Financing Authority, 5.00%, 09/1/2045, Call 09/1/2025	1,090,160
1,000,000	California County Tobacco Securitization Agency, 5.13%, 06/1/2038, Call 07/3/2017	999,980
155,000	California Health Facilities Financing Authority, 5.00%, 08/15/2036, Call 08/15/2027	178,075

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
	California Municipal Finance Authority
$200,000	6.63%, 1/1/2032, Call 01/1/2022 [4]	$216,246
500,000	7.00%, 6/1/2034, Call 06/1/2022	565,100
500,000	5.75%, 10/1/2034, Call 10/1/2021	522,400
275,000	5.00%, 4/1/2035, Call 04/1/2025	299,038
905,000	5.00%, 10/1/2035, Call 10/1/2022	948,494
150,000	5.00%, 4/1/2041, Call 04/1/2025	161,841
1,000,000	5.00%, 7/1/2042, Call 07/1/2027	1,134,520
	California Pollution Control Financing Authority
1,000,000	5.00%, 7/1/2037, Call 07/1/2022 1 4	1,071,430
250,000	8.00%, 7/1/2039, Call 07/1/2027 1 4	269,680
1,000,000	5.00%, 11/21/2045, Call 07/3/2017 [4]	1,001,920
700,000	California Pollution Control Financing Authority, FGIC, 4.75%, 12/1/2023, Call 07/3/2017[1]	700,000
	California School Finance Authority
1,000,000	5.00%, 8/1/2041, Call 08/1/2025 [4]	1,078,100
350,000	6.75%, 11/1/2045, Call 11/1/2024 [4]	382,228
980,000	7.00%, 6/1/2047, Call 06/1/2020 [3]	686,000
1,000,000	California State Public Works Board, 5.00%, 10/1/2039, Call 10/1/2024	1,152,050
	California Statewide Communities Development Authority
1,150,000	5.40%, 11/1/2027, Call 11/1/2017	1,180,509
140,000	6.00%, 11/1/2032, Call 11/1/2020	145,088
1,000,000	2.63%, 11/1/2033 [2]	1,040,440
230,000	6.25%, 11/1/2042, Call 11/1/2020	238,846
2,005,000	5.25%, 12/1/2044, Call 12/1/2024	2,178,192
1,000,000	5.50%, 12/1/2054, Call 12/1/2024	1,097,050
850,000	California Statewide Communities Development Authority, AGM, 5.25%, 10/1/2043, Call 10/1/2024	961,273
640,000	City of Fresno Airport Revenue, BAM, 4.75%, 07/1/2027, Call 07/1/2023[1]	720,026
200,000	City of Irvine, 5.00%, 09/2/2042, Call 09/2/2025	219,528
500,000	City of Lathrop, 5.00%, 09/2/2040, Call 09/2/2025	507,570
	City of Roseville
635,000	5.00%, 9/1/2032, Call 09/1/2027	727,329
1,000,000	5.00%, 9/1/2037, Call 09/1/2017	1,003,290
550,000	0.00%, 9/1/2047, Call 09/1/2027 [4]	587,527
1,020,000	City of San Juan Bautista, 6.00%, 10/1/2024, Call 10/1/2018	1,090,757
1,900,000	Coast Community College District, AGM, 5.00%, 08/1/2031, Call 08/1/2018	1,994,544
320,000	Community Development Properties Los Angeles County, Inc., 5.25%, 09/1/2030, Call 09/1/2021	367,510
1,010,000	County of Imperial, 5.00%, 09/1/2036, Call 09/1/2025	1,117,696
250,000	County of Madera, 5.38%, 03/15/2036, Call 03/15/2020	271,278
	Foothill-Eastern Transportation Corridor Agency, AGM
2,000,000	0.00%, 1/15/2035	1,003,000

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$1,000,000	5.00%, 1/15/2042, Call 01/15/2024	$1,122,470
1,000,000	Gold Coast Transit District, 5.00%, 07/1/2047, Call 07/1/2027	1,128,300
	Golden State Tobacco Securitization Corp.
80,000	4.50%, 6/1/2027	80,000
2,000,000	5.30%, 6/1/2037, Call 06/1/2022	2,035,900
2,500,000	5.13%, 6/1/2047, Call 06/19/2017	2,499,875
55,000	5.75%, 6/1/2047	55,000
945,000	5.75%, 6/1/2047, Call 06/19/2017	951,993
1,000,000	Hesperia Public Financing Authority, XLCA, 5.00%, 09/1/2037, Call 09/1/2017	1,003,470
1,000,000	Independent Cities Finance Authority, 5.00%, 09/15/2036, Call 9/15/2025	1,064,540
1,000,000	Jurupa Public Financing Authority, 5.00%, 09/1/2042, Call 09/1/2024	1,130,100
450,000	Jurupa Unified School District, 5.00%, 09/1/2040, Call 09/1/2025	492,579
1,000,000	Lammersville School District Community Facilities District, 5.30%, 09/1/2030, Call 09/1/2022	1,055,770
750,000	Los Angeles Department of Water & Power, AGM-CR AMBAC, 5.00%, 07/1/2037, Call 07/1/2017	752,677
500,000	Lynwood Redevelopment Agency, 6.75%, 09/1/2026, Call 09/1/2021	599,895
300,000	M-S-R Energy Authority, 7.00%, 11/1/2034	436,053
250,000	Merced Designated Local Authority Redevelopment Agency Successor Agency, 6.50%, 09/1/2039, Call 09/1/2019	280,908
	National City Community Development Commission
500,000	5.75%, 8/1/2021	586,835
500,000	7.00%, 8/1/2032, Call 08/1/2021	602,065
150,000	Norco Community Redevelopment Agency Successor Agency, 5.88%, 03/1/2032, Call 03/1/2020	167,397
1,500,000	Northern California Gas Authority No. 1, 1.49%, 07/1/2027, Call 07/01/2020 [2]	1,401,360
1,000,000	Oakland Unified School District/Alameda County, 6.13%, 08/1/2029, Call 08/1/2019	1,112,610
240,000	Oxnard Financing Authority, 5.00%, 09/2/2033, Call 09/2/2022	258,079
5,000,000	Palomar Health, AGC, 0.00%, 08/1/2032	2,908,600
2,000,000	Pico Rivera Water Authority, NATL-RE, 5.50%, 05/1/2029	2,413,400
1,500,000	Pittsburg Successor Agency Redevelopment Agency, 6.50%, 09/1/2028, Call 09/1/2018	1,607,085
1,000,000	Poway Unified School District Public Financing Authority, BAM, 5.00%, 10/1/2041, Call 10/1/2023	1,104,820
500,000	Ridgecrest Redevelopment Agency, 6.13%, 06/30/2037, Call 06/30/2020	565,705
733,000	River Rock Entertainment Authority, 8.00%, 11/1/2018, Call 07/3/2017*3	142,290
695,000	Riverside County Redevelopment Successor Agency, AGM, 5.00%, 10/1/2030, Call 10/1/2024	812,511
2,500,000	Sacramento City Financing Authority, AMBAC, 5.25%, 12/1/2026	3,130,375
1,230,000	Sacramento Municipal Utility District, AGM, 5.00%, 08/15/2022, Call 08/15/2018	1,292,570

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$1,930,000	San Bernardino County Financing Authority, NATL-RE, 5.50%, 06/1/2037	$2,037,810
1,000,000	San Francisco City & County Redevelopment Agency, 6.63%, 08/1/2041, Call 02/1/2021	1,168,970
2,000,000	San Joaquin Hills Transportation Corridor Agency, 5.00%, 01/15/2044, Call 01/15/2025	2,217,320
75,000	San Joaquin Hills Transportation Corridor Agency, NATL-RE, 0.00%, 01/15/2034	37,861
1,125,000	San Jose Redevelopment Agency, NATL, 4.90%, 08/1/2033, Call 07/3/2017	1,140,244
500,000	San Marcos Public Facilities Authority, 5.00%, 09/1/2035, Call 09/1/2022	548,725
965,000	San Marcos Public Facilities Authority, AGM, 5.00%, 09/1/2033, Call 09/1/2024	1,117,788
	Santa Ana Financing Authority, NATL-RE
500,000	6.25%, 7/1/2024	614,875
500,000	6.25%, 7/1/2024	618,605
465,000	Santaluz Community Facilities District No. 2, 5.10%, 09/1/2030, Call 09/1/2021	510,003
490,000	Semitropic Improvement District, 5.00%, 12/1/2038, Call 12/1/2019	533,091
1,000,000	South Tahoe Joint Powers Financing Authority, AGM, 4.00%, 10/1/2034, Call 10/1/2024	1,049,220
	Southern California Public Power Authority
565,000	5.00%, 11/1/2029	675,570
1,000,000	5.00%, 11/1/2033	1,211,280
970,000	Stockton Public Financing Authority, NATL-RE, 4.50%, 08/1/2031, Call 07/3/2017	949,649
1,000,000	Tejon Ranch Public Facilities Finance Authority, 5.25%, 09/1/2028, Call 09/1/2022	1,107,640
100,000	Temecula Public Financing Authority, 5.75%, 09/1/2032, Call 09/1/2027[4]	103,353
1,000,000	Temecula Redevelopment Agency, NATL-RE, 5.25%, 08/1/2036, Call 07/3/2017	1,014,600
	Tobacco Securitization Authority of Southern California
500,000	5.00%, 6/1/2037, Call 06/19/2017	500,040
1,000,000	5.13%, 6/1/2046, Call 06/19/2017	1,000,020
1,080,000	Tustin Community Redevelopment Agency, 5.00%, 09/1/2032, Call 09/1/2018	1,158,570
1,000,000	Washington Township Health Care District, 5.00%, 07/1/2032, Call 07/3/2017	1,002,120
1,000,000	Westminster Redevelopment Agency, 5.75%, 11/1/2036, Call 11/1/2021	1,157,510
		86,215,951

	COLORADO – 2.7%
	Cathedral Pines Metropolitan District
580,000	5.00%, 12/1/2031, Call 12/1/2026	615,177
1,805,000	5.00%, 12/1/2046, Call 12/1/2026	1,857,471
500,000	Centerra Metropolitan District No. 1, 5.00%, 12/1/2047, Call 12/1/2022	507,420

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
	Central Platte Valley Metropolitan District
$625,000	5.63%, 12/1/2038, Call 12/1/2023	$709,781
500,000	5.00%, 12/1/2043, Call 12/1/2023	516,075
1,000,000	Cimarron Metropolitan District, 6.00%, 12/1/2022, Call 10/31/2017	993,250
500,000	City Center West Residential Metropolitan District, 6.25%, 12/1/2044, Call 12/1/2019	494,625
	Colorado Educational & Cultural Facilities Authority
500,000	5.00%, 12/15/2028, Call 12/15/2025 [4]	525,880
550,000	4.75%, 4/1/2030, Call 04/1/2022	568,788
1,000,000	6.00%, 12/15/2037, Call 12/15/2024	963,440
465,000	6.75%, 4/1/2040, Call 04/1/2018 [4]	469,683
500,000	6.25%, 11/1/2040, Call 11/1/2020	504,735
	Colorado Educational & Cultural Facilities Authority, MORAL OBLG
500,000	4.00%, 10/1/2039, Call 10/1/2024	513,420
500,000	5.13%, 12/1/2039, Call 12/1/2019	510,570
1,000,000	Colorado Educational & Cultural Facilities Authority, NATL, 5.25%, 03/1/2025	1,223,290
	Colorado Health Facilities Authority
1,350,000	6.75%, 6/1/2032, Call 06/1/2022 [3]	1,059,345
500,000	5.00%, 1/15/2035, Call 01/15/2026	579,580
1,000,000	7.75%, 8/1/2039, Call 08/1/2019	1,050,250
500,000	8.00%, 8/1/2043, Call 02/1/2024	572,550
2,000,000	5.00%, 5/15/2045, Call 05/15/2025	2,227,280
500,000	Colorado Health Facilities Authority, AGM, 5.50%, 05/15/2030, Call 05/15/2019	544,030
500,000	Denver Convention Center Hotel Authority, 5.00%, 12/1/2034, Call 12/1/2026	568,835
1,470,000	Denver Health & Hospital Authority, 5.00%, 12/1/2039, Call 12/1/2023	1,568,137
250,000	Denver International Business Center Metropolitan District No. 1, 5.38%, 12/1/2035, Call 12/1/2020	261,290
1,000,000	E-470 Public Highway Authority, NATL, 0.00%, 09/1/2037, Call 09/1/2026	399,490
	E-470 Public Highway Authority, NATL-RE
320,000	0.00%, 09/01/2028, Call 09/1/2020	192,701
480,000	0.00%, 09/01/2030	309,950
250,000	Fitzsimons Village Metropolitan District No. 3, 5.75%, 03/1/2032, Call 03/1/2020	251,362
1,010,000	Harvest Junction Metropolitan District, 5.38%, 12/1/2037, Call 12/1/2022	1,082,589
750,000	Heritage Todd Creek Metropolitan District, 6.13%, 12/1/2044, Call 12/1/2024	767,145
225,000	Maher Ranch Metropolitan District 004, AGC, 5.25%, 12/1/2036, Call 12/1/2017	229,892
10,000	Mount Carbon Metropolitan District, 7.00%, 06/1/2043	5,982
155,000	North Range Metropolitan District No. 1, 5.00%, 12/1/2038, Call 12/1/2025	173,053

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
$1,080,000	Promenade Castle Rock Metropolitan District No. 1, 5.75%, 12/1/2039, Call 12/1/2020	$1,147,813
1,000,000	Regional Transportation District, 6.00%, 01/15/2041, Call 07/15/2020	1,107,480
1,000,000	Southglenn Metropolitan District, 3.00%, 12/1/2021	992,680
1,475,000	Southlands Metropolitan District No. 1, AGC, 5.25%, 12/1/2034, Call 12/1/2017	1,497,700
		27,562,739

	CONNECTICUT – 0.4%
500,000	Connecticut State Development Authority, 7.95%, 04/1/2026, Call 07/3/2017[1]	487,920
1,000,000	Connecticut State Health & Educational Facility Authority, 4.00%, 07/1/2018	1,025,660
1,000,000	Mohegan Tribe of Indians of Connecticut, 5.25%, 01/1/2033, Call 07/18/2017[4]	912,410
2,000,000	State of Connecticut, 1.55%, 09/15/2018 [2]	2,001,680
		4,427,670

	DELAWARE – 0.1%
1,000,000	Delaware State Economic Development Authority, 6.75%, 09/1/2035, Call 03/1/2025[4]	1,021,410

	DISTRICT OF COLUMBIA – 0.1%
655,000	Metropolitan Washington Airports Authority, 5.00%, 10/1/2044, Call 10/1/2024[1]	737,877

	FLORIDA – 4.2%
945,000	Ave Maria Stewardship Community District, 6.70%, 05/1/2042, Call 05/1/2022	986,400
895,000	Beeline Community Development District, 7.00%, 05/1/2037, Call 05/1/2018	912,649
920,000	Boggy Creek Improvement District, 5.13%, 05/1/2043, Call 05/1/2023	932,006
1,250,000	Capital Projects Finance Authority, NATL-RE, 5.00%, 10/1/2031, Call 07/3/2017	1,250,175
895,000	Capital Trust Agency, Inc., 5.35%, 07/1/2029, Call 07/1/2020	948,423
	City of Lakeland
540,000	5.00%, 9/1/2037, Call 09/1/2022	595,663
2,435,000	5.00%, 11/15/2045, Call 11/15/2024	2,677,867
1,000,000	City of Miami, NATL-RE, 5.00%, 01/1/2022, Call 07/3/2017	1,003,300
500,000	County of Bay, 5.00%, 09/1/2043, Call 09/1/2023	510,720
1,740,000	County of Miami-Dade Aviation Revenue, 5.00%, 10/1/2033, Call 10/1/2024[1]	1,982,225
1,395,000	County of Miami-Dade Aviation Revenue, AGC, 5.00%, 10/1/2028, Call 10/1/2019	1,509,529

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$3,000,000	County of Palm Beach, 5.00%, 05/1/2028, Call 05/1/2026	$3,689,460
130,000	Fiddlers Creek Community Development District No. 1, 4.00%, 05/1/2021	128,527
	Florida Development Finance Corp.
750,000	6.25%, 7/1/2034, Call 07/1/2024	783,480
2,000,000	7.63%, 6/15/2041, Call 06/15/2021	2,254,640
1,000,000	FSU Financial Assistance, Inc., 5.00%, 10/1/2030, Call 10/1/2022	1,115,340
500,000	Grand Bay at Doral Community Development District, 5.00%, 05/1/2039, Call 05/1/2024	507,755
1,000,000	Greater Orlando Aviation Authority, 5.00%, 11/15/2036, Call 05/15/2023[1]	1,041,750
1,000,000	Hernando County School District, AGM, 5.00%, 07/1/2031, Call 07/1/2026	1,168,360
1,000,000	Jacksonville Housing Finance Authority, 0.85%, 08/1/2018	997,630
	Lake Ashton Community Development District
170,000	5.00%, 5/1/2025	176,316
435,000	5.00%, 5/1/2037, Call 05/1/2025	427,127
1,680,000	Lakeside Community Development District, 5.50%, 05/1/2035, Call 05/1/2025	1,724,369
710,000	Lakewood Ranch Stewardship District, 4.88%, 05/1/2045, Call 05/1/2025	720,089
100,000	Lee County Industrial Development Authority, 5.75%, 06/15/2042, Call 06/15/2022	101,721
915,000	Majorca Isles Community Development District, 5.38%, 05/1/2035, Call 05/1/2026	933,016
385,000	Mediterra South Community Development District, 5.00%, 05/1/2034, Call 05/1/2023	377,023
	Miami Beach Health Facilities Authority
1,500,000	4.25%, 11/15/2034, Call 11/15/2019	1,523,760
1,000,000	5.00%, 11/15/2039, Call 11/15/2024	1,092,870
	Miami-Dade County Industrial Development Authority
500,000	5.00%, 9/15/2034, Call 09/15/2024	527,050
500,000	5.75%, 11/1/2036, Call 11/1/2026 [4]	508,760
1,000,000	Northern Palm Beach County Improvement District, 5.00%, 08/1/2034, Call 08/1/2024	1,028,340
	Palm Beach County Health Facilities Authority
525,000	6.75%, 6/1/2024, Call 06/1/2022	610,155
850,000	5.00%, 12/1/2031, Call 12/1/2024	946,509
500,000	5.00%, 11/1/2043, Call 11/1/2022	529,110
750,000	Pinellas County Educational Facilities Authority, 6.50%, 10/1/2031, Call 10/1/2021	868,770
1,500,000	Reedy Creek Improvement District, 5.00%, 06/1/2035, Call 06/1/2026	1,755,720
1,500,000	Seminole Tribe of Florida, Inc., 5.25%, 10/1/2027, Call 10/1/2017[4]	1,513,470
850,000	Tolomato Community Development District, 5.40%, 05/1/2037, Call 07/3/2017	850,017
470,000	Verandah West Community Development District, 5.00%, 05/1/2033, Call 05/1/2023	479,753

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$925,000	Wentworth Estates Community Development District, 5.63%, 05/1/2037, Call 07/3/2017	$925,083
455,000	West Villages Improvement District, 5.50%, 05/1/2037, Call 07/3/2017	455,091
		43,070,018

	GEORGIA – 1.0%
	City of Atlanta Water & Wastewater Revenue, AGM
165,000	5.25%, 11/1/2034, Call 11/1/2019	181,979
85,000	5.25%, 11/1/2034, Call 11/1/2019	93,378
1,000,000	Fulton County Development Authority, 6.50%, 04/1/2043, Call 04/1/2023	1,002,410
750,000	Gainesville & Hall County Development Authority, 6.63%, 11/15/2039, Call 11/15/2019	852,615
250,000	Georgia Housing & Finance Authority, 3.70%, 12/1/2025, Call 06/1/2020	260,397
1,100,000	Georgia Municipal Association, Inc., 4.00%, 12/1/2024	1,249,226
500,000	Macon-Bibb County Urban Development Authority, 5.00%, 06/15/2027 [4]	514,305
1,000,000	Main Street Natural Gas, Inc., 5.00%, 03/15/2018	1,026,600
500,000	Medical Center Hospital Authority, AGM, 5.00%, 08/1/2041, Call 08/1/2020	531,220
1,325,000	Private Colleges & Universities Authority, 5.00%, 04/1/2044, Call 04/1/2024	1,444,806
600,000	Thomasville Hospital Authority, 5.25%, 11/1/2035, Call 11/1/2020	660,738
2,500,000	Valdosta & Lowndes County Hospital Authority, 5.00%, 10/1/2041, Call 10/1/2021	2,733,575
		10,551,249

	GUAM – 0.5%
250,000	Guam Department of Education, 6.88%, 12/1/2040, Call 12/1/2020	264,595
	Guam Government Waterworks Authority
500,000	5.25%, 7/1/2033, Call 07/1/2023	556,825
1,000,000	5.00%, 7/1/2035, Call 07/1/2024	1,100,600
450,000	5.63%, 7/1/2040, Call 07/1/2020	480,420
	Territory of Guam
1,400,000	5.00%, 11/15/2039, Call 11/15/2025	1,505,812
1,000,000	7.00%, 11/15/2039, Call 11/15/2019	1,144,710
		5,052,962

	HAWAII – 0.1%
500,000	Hawaii Housing Finance & Development Corp., 6.75%, 05/1/2047, Call 05/1/2022	540,135

	IDAHO – 0.2%
	Idaho Housing & Finance Association
1,225,000	5.00%, 7/15/2027, Call 07/15/2019	1,310,395

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	IDAHO (Continued)
$250,000	6.00%, 6/1/2038, Call 06/1/2018	$255,002
		1,565,397

	ILLINOIS – 6.2%
	Chicago Board of Education
1,000,000	1.61%, 3/1/2036, Call 12/1/2017 [2]	959,560
1,500,000	7.00%, 12/1/2044, Call 12/1/2025	1,483,230
1,000,000	6.00%, 4/1/2046, Call 04/1/2027	1,056,950
1,000,000	Chicago Board of Education, NATL, 0.00%, 12/1/2022	836,610
2,500,000	Chicago O'Hare International Airport, 5.00%, 01/1/2046, Call 01/1/2025	2,822,350
680,000	Chicago Park District, 5.00%, 11/15/2024	794,730
	Chicago Transit Authority
475,000	5.25%, 12/1/2030, Call 12/1/2021	521,408
2,000,000	5.00%, 12/1/2046, Call 12/1/2026	2,203,300
	City of Chicago
250,000	4.50%, 1/1/2021, Call 01/1/2020	260,833
1,000,000	5.00%, 1/1/2024	1,020,750
1,000,000	5.25%, 1/1/2035, Call 01/1/2021	994,280
1,000,000	5.50%, 1/1/2035, Call 01/1/2025	1,011,680
880,000	6.00%, 1/1/2038, Call 01/1/2027	919,723
500,000	5.50%, 1/1/2040, Call 01/1/2025	504,910
900,000	5.00%, 1/1/2041, Call 01/1/2022	921,033
1,000,000	City of Chicago Motor Fuel Tax Revenue, 5.00%, 01/1/2029, Call 01/1/2024	1,046,730
665,000	City of Chicago Wastewater Transmission Revenue, 5.00%, 01/1/2034, Call 01/1/2025	732,311
1,000,000	City of Chicago Waterworks Revenue, AGM, 5.00%, 11/1/2028, Call 11/1/2024	1,148,430
5,000	City of Chicago, AMBAC, 5.00%, 01/1/2042, Call 07/3/2017	5,011
	County of Cook
400,000	5.00%, 11/15/2021, Call 11/15/2019	429,060
1,000,000	5.25%, 11/15/2022, Call 11/15/2020	1,106,310
1,500,000	6.50%, 10/15/2040, Call 10/15/2020	1,539,225
	Illinois Finance Authority
235,000	5.00%, 8/15/2026, Call 08/15/2020	264,401
465,000	5.00%, 8/15/2026, Call 08/15/2020	509,426
465,000	5.00%, 11/1/2027, Call 11/1/2019	506,883
665,000	6.38%, 11/1/2029, Call 05/1/2019	733,222
600,000	5.75%, 10/1/2032, Call 10/1/2022	639,972
1,000,000	5.00%, 8/1/2033, Call 08/1/2024	1,132,900
315,000	5.00%, 2/15/2034, Call 02/15/2027	345,426
2,000,000	4.00%, 7/1/2034, Call 01/1/2026	2,119,220
500,000	7.75%, 8/15/2034, Call 08/15/2019	573,640
1,000,000	5.00%, 4/1/2036, Call 07/3/2017	977,270

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$2,000,000	4.50%, 11/1/2036, Call 11/1/2024	$2,113,520
1,665,000	5.00%, 12/1/2036, Call 07/3/2017	1,665,932
500,000	5.63%, 2/15/2037, Call 07/3/2017	500,020
1,000,000	6.88%, 8/15/2038, Call 08/15/2019	1,127,650
3,000,000	0.75%, 11/1/2038, Call 06/2/2017 [2]	3,000,000
550,000	5.00%, 9/1/2042, Call 09/1/2024	580,739
1,925,000	5.00%, 9/1/2046, Call 09/1/2026	2,095,805
1,000,000	6.00%, 10/1/2048, Call 10/1/2022	1,073,490
500,000	Illinois Finance Authority, AGC, 5.25%, 08/15/2033, Call 08/15/2018	521,755
	Illinois Finance Authority, AGM
55,000	5.00%, 5/15/2019, Call 05/15/2018	57,189
250,000	5.25%, 3/1/2030, Call 03/1/2020	270,765
2,000,000	Illinois Housing Development Authority, 1.33%, 02/1/2020, Call 04/1/2018[2]	2,001,000
485,000	Illinois Sports Facilities Authority, 5.00%, 06/15/2021	524,052
1,000,000	Illinois Sports Facilities Authority, AGM, 5.25%, 06/15/2032, Call 06/15/2024	1,113,610
840,000	Lake County Township High School District No. 121, 4.00%, 03/1/2019	879,606
435,000	Lombard Public Facilities Corp., 2.10%, 01/1/2036, Call 07/3/2017*3	126,759
2,500,000	Metropolitan Pier & Exposition Authority, NATL, 0.00%, 12/15/2032	1,315,500
1,600,000	Metropolitan Pier & Exposition Authority, State Appropriation, 5.00%, 12/15/2028, Call 06/15/2022	1,685,904
1,905,000	Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/1/2041, Call 12/1/2026	2,155,641
500,000	Quad Cities Regional Economic Development Authority, 4.75%, 10/1/2032, Call 10/1/2022	528,650
	Railsplitter Tobacco Settlement Authority
780,000	5.25%, 6/1/2021	895,222
1,000,000	6.25%, 6/1/2024, Call 06/23/2017	1,003,900
1,000,000	Southwestern Illinois Development Authority, 7.13%, 11/1/2043, Call 11/1/2023	1,293,200
	State of Illinois
735,000	5.00%, 1/1/2019	761,945
500,000	5.00%, 3/1/2024, Call 03/1/2022	525,090
1,500,000	5.50%, 7/1/2026, Call 07/1/2023	1,611,165
2,000,000	3.00%, 6/15/2033, Call 06/15/2026	1,878,040
175,000	5.00%, 3/1/2037, Call 03/1/2022	176,384
385,000	State of Illinois, AMBAC, 6.25%, 12/15/2020	412,963
1,000,000	Will County Community High School District No. 210 Lincoln-Way, AGM-CR, 5.00%, 01/1/2027, Call 01/1/2023	1,118,990
930,000	Wonder Lake Village Special Service Area No. 1, 4.50%, 03/1/2034, Call 03/1/2025	937,821
		64,073,091

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	INDIANA – 0.8%
$1,000,000	City of Rockport, 7.00%, 06/1/2028, Call 02/1/2022[1]	$1,036,370
1,500,000	City of Whiting, 1.53%, 12/1/2044, Call 06/3/20191 2	1,500,060
1,000,000	Indiana Bond Bank, 5.25%, 10/15/2018	1,053,390
	Indiana Finance Authority
500,000	6.00%, 12/1/2019	522,770
500,000	6.00%, 12/1/2026, Call 06/1/2020	509,105
250,000	5.25%, 11/1/2039, Call 11/1/2019	270,058
1,960,000	Michigan City School Building Corp., 5.00%, 01/15/2025	2,354,489
500,000	Town of Shoals, 7.25%, 11/1/2043, Call 11/1/2023[1]	576,925
		7,823,167

	IOWA – 0.8%
	Iowa Finance Authority
1,000,000	5.25%, 12/1/2025, Call 12/1/2023	1,036,160
2,500,000	4.75%, 8/1/2042, Call 08/1/2022	2,528,850
250,000	Iowa Finance Authority, AGC, 5.25%, 08/15/2029, Call 08/15/2019	273,275
500,000	Iowa Higher Education Loan Authority, 6.00%, 10/1/2031, Call 10/1/2021	547,720
	Iowa Student Loan Liquidity Corp.
2,250,000	4.63%, 12/1/2019 [1]	2,335,455
650,000	5.50%, 12/1/2025, Call 12/1/2019	696,280
	Iowa Tobacco Settlement Authority
800,000	5.60%, 6/1/2034, Call 07/3/2017	800,056
410,000	5.38%, 6/1/2038, Call 07/3/2017	410,033
		8,627,829

	KANSAS – 0.0%[6]
500,000	Overland Park Development Corp., AMBAC, 5.13%, 01/1/2032, Call 07/3/2017	499,995

	KENTUCKY – 0.7%
	Kentucky Economic Development Finance Authority
1,250,000	5.00%, 7/1/2027, Call 07/1/2025	1,430,800
100,000	5.00%, 6/1/2037, Call 06/1/2027	110,960
2,000,000	5.00%, 1/1/2045, Call 07/1/2025	2,159,100
1,000,000	Kentucky Housing Corp., 5.63%, 05/1/2045, Call 05/1/2025	1,013,650
765,000	Kentucky Municipal Power Agency, NATL, 5.00%, 09/1/2032, Call 09/1/2026	878,427
1,000,000	Paducah Electric Plant Board, AGM, 5.00%, 10/1/2035, Call 10/1/2026	1,139,010
		6,731,947

	LOUISIANA – 1.2%
1,175,000	Ascension Parish Industrial Development Board, Inc., 6.00%, 07/1/2036, Call 07/1/2023	1,269,000
500,000	Jefferson Parish Hospital Service District No. 2, 6.25%, 07/1/2031, Call 07/1/2021	548,785

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	LOUISIANA (Continued)
$1,500,000	Jefferson Sales Tax District, AGM, 5.00%, 12/1/2037, Call 12/1/2027	$1,752,300
	Louisiana Local Government Environmental Facilities & Community Development Authority
1,000,000	6.75%, 11/1/2032, Call 11/1/2017	1,018,840
500,000	6.50%, 11/1/2035, Call 11/1/2020	571,625
	Louisiana Public Facilities Authority
1,000,000	5.00%, 12/15/2021	1,145,730
1,250,000	0.00%, 10/01/2033	1,019,675
500,000	8.13%, 12/15/2033, Call 12/15/2023	559,630
1,000,000	5.00%, 5/15/2035, Call 05/15/2025	1,124,040
1,000,000	6.50%, 7/1/2036, Call 07/1/2023 [1]	1,110,410
2,000,000	Parish of St. John the Baptist, 5.13%, 06/1/2037, Call 07/3/2017	2,004,840
		12,124,875

	MAINE – 0.3%
1,615,000	Maine Health & Higher Educational Facilities Authority, 5.00%, 07/1/2035, Call 07/1/2027	1,865,309
420,000	Maine Health & Higher Educational Facilities Authority, ST RES FD GTY, 5.00%, 07/1/2040, Call 07/1/2020	458,148
500,000	Town of Rumford, 6.88%, 10/1/2026, Call 07/3/2017[1]	502,050
		2,825,507

	MARYLAND – 1.5%
	City of Baltimore
2,500,000	5.00%, 7/1/2036, Call 01/1/2027	2,945,625
1,185,000	5.00%, 9/1/2036, Call 09/1/2027	1,336,206
1,000,000	City of Baltimore, XLCA, 5.00%, 09/1/2032, Call 07/3/2017	1,002,540
1,600,000	Howard County Housing Commission, 5.00%, 06/1/2044, Call 06/1/2024	1,740,608
1,500,000	Maryland Community Development Administration, 1.35%, 01/1/2019, Call 07/1/2018[4]	1,499,520
	Maryland Health & Higher Educational Facilities Authority
2,700,000	5.00%, 8/15/2038, Call 08/15/2023	3,003,561
1,000,000	5.00%, 7/1/2040, Call 07/1/2025	1,101,830
500,000	5.00%, 7/1/2045, Call 07/1/2025	548,335
2,000,000	Maryland Stadium Authority, 5.00%, 05/1/2046, Call 05/1/2026	2,304,100
		15,482,325

	MASSACHUSETTS – 0.5%
	Massachusetts Development Finance Agency
400,000	5.25%, 12/1/2025, Call 12/1/2019	433,604
600,000	5.00%, 7/1/2034, Call 07/1/2027	685,764
500,000	5.81%, 12/1/2042 [2]	545,375
	Massachusetts Educational Financing Authority
1,500,000	5.00%, 1/1/2021 [1]	1,649,925
300,000	5.50%, 1/1/2022, Call 01/1/2020	326,937

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	MASSACHUSETTS (Continued)
$380,000	6.00%, 1/1/2028, Call 01/1/2020	$402,979
1,000,000	Massachusetts Water Resources Authority, 5.00%, 08/1/2040, Call 08/1/2026	1,181,180
		5,225,764

	MICHIGAN – 2.2%
1,000,000	Garden City Hospital Finance Authority, 5.00%, 08/15/2038, Call 08/15/2017	1,008,550
	Grand Rapids Public Schools, AGM
1,170,000	5.00%, 5/1/2022	1,363,015
685,000	5.00%, 5/1/2024	827,288
1,000,000	Great Lakes Water Authority Sewage Disposal System Revenue, 5.00%, 07/1/2035, Call 07/1/2026	1,127,440
275,000	Kentwood Economic Development Corp., 5.63%, 11/15/2041, Call 05/15/2022	293,375
	Michigan Finance Authority
275,000	5.00%, 6/1/2029, Call 06/1/2019	272,069
1,000,000	4.50%, 10/1/2029, Call 10/1/2024	1,043,540
1,165,000	5.00%, 7/1/2031, Call 07/1/2024	1,301,631
1,670,000	5.00%, 12/1/2032, Call 06/1/2022	1,893,646
2,500,000	5.00%, 10/1/2033, Call 10/1/2024	2,835,650
1,000,000	5.00%, 7/1/2034, Call 07/1/2025	1,110,730
500,000	5.00%, 7/1/2035, Call 07/1/2025	553,880
1,450,000	Michigan Finance Authority, NATL, 5.00%, 07/1/2036, Call 07/1/2024	1,614,212
	Michigan State Hospital Finance Authority
250,000	5.63%, 11/15/2029, Call 11/15/2019	278,123
2,000,000	2.40%, 11/15/2047 [2]	2,052,760
990,000	Michigan State Housing Development Authority, 1.80%, 04/1/2042, Call 04/1/20211 2	993,069
	Michigan Strategic Fund
935,000	8.50%, 12/1/2030, Call 12/1/2023 1 4	1,016,018
1,445,000	4.13%, 7/1/2045, Call 07/1/2018 [2]	1,474,637
1,000,000	State of Michigan Trunk Line Revenue, AGM, 5.50%, 11/1/2021	1,181,250
500,000	Summit Academy, 6.38%, 11/1/2035, Call 07/3/2017	500,515
		22,741,398

	MINNESOTA – 0.4%
250,000	City of Deephaven, 5.25%, 07/1/2040, Call 07/1/2025	263,270
	Housing & Redevelopment Authority of The City of St Paul
1,000,000	5.00%, 11/15/2029, Call 11/15/2025	1,122,080
1,285,000	5.00%, 11/15/2030, Call 11/15/2025	1,436,219
415,000	Saint Paul Housing & Redevelopment Authority, 5.50%, 09/1/2043, Call 09/1/2020	420,810

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	MINNESOTA (Continued)
$500,000	World Learner School of Chaska Charter School No. 4016, 8.00%, 12/1/2043, Call 12/1/2021	$578,945
		3,821,324

	MISSISSIPPI – 0.2%
1,500,000	Mississippi Development Bank, 5.00%, 08/1/2026	1,829,625

	MISSOURI – 0.2%
250,000	Hanley Road Corridor Transportation Development District, 5.88%, 10/1/2036, Call 10/1/2019	269,205
	Health & Educational Facilities Authority of the State of Missouri
835,000	5.00%, 6/1/2034, Call 06/1/2020	896,222
1,050,000	6.00%, 2/1/2041, Call 02/1/2021	1,160,481
		2,325,908

	MONTANA – 0.1%
500,000	City of Kalispell, 3.40%, 11/15/2022, Call 11/15/2018	501,970

	NEBRASKA – 0.7%
	Central Plains Energy Project
1,875,000	5.00%, 9/1/2027, Call 09/1/2022	2,105,194
2,500,000	5.00%, 9/1/2032, Call 09/1/2022	2,743,625
250,000	5.25%, 9/1/2037, Call 09/1/2022	275,972
2,300,000	5.00%, 8/1/2039, Call 12/1/2019 [2]	2,508,426
		7,633,217

	NEVADA – 0.9%
1,000,000	City of Sparks, 6.75%, 06/15/2028, Call 06/15/2018 [4]	1,026,360
700,000	County of Clark, 5.00%, 07/1/2030, Call 01/1/2020	757,946
3,000,000	County of Clark Department of Aviation, 0.77%, 07/1/2036, Call 06/2/2017[2]	3,000,000
1,000,000	Henderson Public Improvement Trust, 5.50%, 01/1/2034, Call 07/1/2024	1,113,120
2,000,000	Las Vegas Valley Water District, 5.00%, 06/1/2039, Call 12/1/2024	2,292,880
595,000	State of Nevada Department of Business & Industry, 5.00%, 12/15/2035, Call 12/15/2025[4]	603,247
		8,793,553

	NEW JERSEY – 1.1%
	New Jersey Economic Development Authority
500,000	5.13%, 9/15/2023, Call 08/20/2022 [1]	542,350
1,500,000	5.00%, 3/1/2024, Call 03/1/2023	1,609,620
1,000,000	5.25%, 9/1/2025, Call 03/1/2021	1,063,840
280,000	6.00%, 10/1/2034, Call 10/1/2024	284,785
880,000	5.00%, 6/15/2036, Call 12/15/2026	906,919

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	NEW JERSEY (Continued)
$1,000,000	New Jersey Educational Facilities Authority, 5.00%, 06/15/2025, Call 06/15/2024	$1,073,620
500,000	New Jersey Health Care Facilities Financing Authority, 5.75%, 07/1/2037, Call 07/1/2018	512,835
	New Jersey Higher Education Student Assistance Authority
1,000,000	5.25%, 6/1/2020, Call 06/1/2019	1,066,960
855,000	4.25%, 12/1/2047, Call 12/1/2026 [1]	862,140
750,000	New Jersey Transportation Trust Fund Authority, 5.00%, 06/15/2044, Call 06/15/2024	764,235
2,000,000	New Jersey Transportation Trust Fund Authority, NATL, 0.00%, 12/15/2030	1,143,200
1,000,000	State of New Jersey, 5.25%, 06/15/2026, Call 06/15/2019	1,085,650
		10,916,154

	NEW MEXICO – 0.5%
890,000	County of Bernalillo, AMBAC, 5.45%, 06/1/2034, Call 07/3/2017[1]	890,481
810,000	Mesa Del Sol Public Improvement District No. 1, 7.00%, 10/1/2033, Call 10/1/2023	859,896
1,000,000	New Mexico Municipal Energy Acquisition Authority, 1.42%, 11/1/2039, Call 02/1/2019[2]	998,110
1,020,000	Volterra Public Improvement District, 6.75%, 10/1/2033, Call 10/1/2024	1,074,743
1,055,000	Winrock Town Center Tax Increment Development District No. 1, 6.00%, 05/1/2040, Call 05/1/2020[4]	1,089,994
		4,913,224

	NEW YORK – 3.4%
400,000	Brooklyn Arena Local Development Corp., 6.00%, 07/15/2030, Call 01/15/2020	451,604
1,000,000	Build New York City Resource Corp., 5.50%, 09/1/2045, Call 09/1/2025[4]	1,095,700
2,000,000	City of New York, 5.00%, 03/1/2026, Call 03/1/2024	2,397,120
2,500,000	Metropolitan Transportation Authority, AGM, 1.26%, 11/1/2032 [2]	2,508,475
650,000	Nassau County Local Economic Assistance Corp., 5.00%, 07/1/2034, Call 07/1/2024	724,048
1,500,000	New York City Industrial Development Agency, AMBAC, 5.00%, 01/1/2031, Call 07/3/2017	1,503,615
1,000,000	New York City Industrial Development Agency, FGIC, 5.00%, 03/1/2046, Call 07/3/2017	1,006,010
450,000	New York Counties Tobacco Trust VI, 5.00%, 06/1/2045, Call 06/1/2026	482,045
	New York Liberty Development Corp.
1,000,000	5.25%, 10/1/2035	1,263,410
2,000,000	5.38%, 11/15/2040, Call 11/15/2024 [4]	2,187,860
1,000,000	5.00%, 11/15/2044, Call 11/15/2024 [4]	1,075,240
1,500,000	7.25%, 11/15/2044, Call 11/15/2024 [4]	1,796,055
	New York State Dormitory Authority
400,000	4.00%, 5/1/2033, Call 05/1/2023	403,820

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
$1,000,000	5.00%, 2/15/2034, Call 02/15/2019	$1,066,960
500,000	4.25%, 5/1/2042, Call 05/1/2023	506,045
2,750,000	New York State Housing Finance Agency, 0.85%, 11/1/2049, Call 06/2/2017[2]	2,750,000
1,000,000	New York State Urban Development Corp., 5.25%, 01/1/2021, Call 01/1/2019	1,068,550
480,000	New York Transportation Development Corp., 5.00%, 08/1/2031, Call 08/1/2021[1]	512,117
	Onondaga Civic Development Corp.
235,000	5.00%, 7/1/2040, Call 07/1/2025	255,313
500,000	5.00%, 7/1/2045, Call 07/1/2025	544,310
	Port Authority of New York & New Jersey
590,000	5.50%, 12/1/2031, Call 12/1/2020	654,717
4,500,000	5.00%, 10/15/2041, Call 10/15/2025	5,237,820
265,000	6.00%, 12/1/2042, Call 12/1/2020	298,793
1,000,000	Seneca Nation Indians Capital Improvements Authority, 5.00%, 12/1/2023, Call 07/3/2017[4]	1,001,850
1,500,000	Triborough Bridge & Tunnel Authority, 5.00%, 11/15/2045, Call 11/15/2025	1,744,455
	TSASC, Inc.
970,000	5.00%, 6/1/2045, Call 06/1/2027	1,020,692
950,000	5.00%, 6/1/2048, Call 06/1/2027	984,038
750,000	Westchester County Local Development Corp., 5.50%, 05/1/2042, Call 05/1/2024	827,333
		35,367,995

	NORTH CAROLINA – 0.3%
1,000,000	County of New Hanover, AGM, 5.00%, 10/1/2027, Call 10/1/2019	1,079,280
2,000,000	North Carolina Medical Care Commission, 5.00%, 12/1/2033, Call 12/1/2022	2,286,380
		3,365,660

	NORTH DAKOTA – 0.1%
1,000,000	County of Burleigh, 4.38%, 04/15/2026	1,019,750

	OHIO – 1.2%
2,000,000	Buckeye Tobacco Settlement Financing Authority, 5.88%, 06/1/2030, Call 06/19/2017	1,982,100
1,000,000	Butler County Port Authority, 6.00%, 12/1/2043, Call 12/1/2022	1,003,780
830,000	City of Akron, 5.00%, 12/1/2026	955,654
400,000	City of Cleveland Airport System Revenue, 5.00%, 01/1/2031, Call 01/1/2022	443,224
500,000	County of Allen, 5.00%, 06/1/2038, Call 06/1/2020	538,015
1,000,000	County of Butler, 5.75%, 11/1/2040, Call 11/1/2020	1,153,310

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	OHIO (Continued)
$500,000	County of Tuscarawas, 6.00%, 03/1/2045, Call 03/1/2025	$519,385
1,000,000	Ohio Air Quality Development Authority, 3.75%, 12/1/2023 [2]	415,000
2,700,000	Ohio Housing Finance Agency, 1.35%, 03/1/2019 [2]	2,704,320
1,000,000	Ohio Water Development Authority, 4.00%, 12/1/2033 [2]	415,000
1,000,000	Southeastern Ohio Port Authority, 5.75%, 12/1/2032, Call 12/1/2022	1,102,010
1,000,000	State of Ohio, 5.60%, 08/1/2032, Call 07/3/20171 2	999,990
		12,231,788

	OKLAHOMA – 0.3%
940,000	Coweta Public Works Authority, 4.00%, 08/1/2027, Call 08/1/2026	1,024,525
1,000,000	Garfield County Educational Facilities Authority, 5.00%, 09/1/2031, Call 09/1/2026	1,179,040
1,175,000	Oklahoma County Finance Authority, 4.50%, 09/1/2024	1,351,461
		3,555,026

	OREGON – 0.2%
	Oregon State Facilities Authority
1,000,000	5.00%, 4/1/2045, Call 04/1/2025	1,130,460
765,000	5.00%, 10/1/2046, Call 10/1/2026	837,790
		1,968,250

	PENNSYLVANIA – 1.8%
1,000,000	Allegheny County Hospital Development Authority, 5.50%, 08/15/2034, Call 08/15/2019	1,083,480
95,000	Allegheny County Industrial Development Authority, 6.00%, 07/15/2038, Call 07/15/2023	100,848
1,000,000	Allentown City School District, AGM SAW, 4.00%, 02/15/2021	1,085,150
280,000	Chester County Industrial Development Authority, 5.38%, 10/15/2042, Call 10/15/2022	285,205
1,125,000	Coatesville School District, AGM SAW, 5.00%, 08/1/2022	1,302,941
500,000	Delaware County Industrial Development Authority, 4.38%, 06/1/2026 [4]	500,925
200,000	Delaware Valley Regional Finance Authority, 5.75%, 07/1/2032	256,192
265,000	East Hempfield Township Industrial Development Authority, 5.00%, 12/1/2039, Call 12/1/2025	291,553
	Hospitals & Higher Education Facilities Authority of Philadelphia
1,000,000	5.50%, 7/1/2026, Call 07/3/2017	1,001,780
1,000,000	5.63%, 7/1/2036, Call 07/1/2022	1,081,970
290,000	Montgomery County Industrial Development Authority, FHA, 5.00%, 08/1/2024, Call 08/1/2020	325,760
1,500,000	Moon Area School District, SAW, 5.00%, 11/15/2028, Call 11/15/2024	1,722,555
	Pennsylvania Economic Development Financing Authority
450,000	6.25%, 10/15/2023, Call 10/15/2019	494,951
250,000	6.40%, 12/1/2038, Call 09/1/2025	257,568
600,000	Pennsylvania Higher Educational Facilities Authority, 5.80%, 07/1/2030, Call 07/1/2020	684,864

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA (Continued)
	Pennsylvania Turnpike Commission
$1,250,000	5.00%, 6/1/2029, Call 06/1/2026	$1,461,050
1,000,000	5.00%, 12/1/2033, Call 12/1/2024	1,144,260
500,000	5.00%, 12/1/2041, Call 06/1/2026	564,475
	Philadelphia Authority for Industrial Development
795,000	5.00%, 5/1/2027, Call 05/1/2026	964,542
500,000	8.00%, 1/1/2033, Call 01/1/2023	571,300
500,000	6.88%, 6/15/2033, Call 06/15/2023	555,135
1,000,000	School District of Philadelphia, SAW, 5.00%, 09/1/2038, Call 09/1/2026	1,090,760
1,625,000	Susquehanna Area Regional Airport Authority, 6.50%, 01/1/2038, Call 01/1/2018[1]	1,667,412
		18,494,676

	RHODE ISLAND – 0.4%
1,200,000	Rhode Island Commerce Corp., 5.00%, 07/1/2046, Call 07/1/2026	1,349,928
	Rhode Island Health & Educational Building Corp.
1,000,000	6.00%, 9/1/2033, Call 09/1/2023	1,256,150
1,000,000	8.38%, 1/1/2046, Call 01/1/2021	1,243,320
500,000	Rhode Island Health & Educational Building Corp., AGC, 6.25%, 05/15/2030, Call 05/15/2019	551,455
		4,400,853

	SOUTH CAROLINA – 0.5%
1,000,000	South Carolina Jobs-Economic Development Authority, AGM, 6.25%, 08/1/2034, Call 08/1/2021	1,162,530
	South Carolina Public Service Authority
1,500,000	5.00%, 12/1/2028, Call 12/1/2026	1,759,020
730,000	5.00%, 12/1/2055, Call 06/1/2025	791,926
1,015,000	5.25%, 12/1/2055, Call 12/1/2025	1,133,897
		4,847,373

	SOUTH DAKOTA – 0.1%
1,235,000	South Dakota Health & Educational Facilities Authority, 5.00%, 11/1/2045, Call 11/1/2025	1,375,679

	TENNESSEE – 0.7%
	Chattanooga-Hamilton County Hospital Authority
500,000	5.00%, 10/1/2034, Call 10/1/2024	545,750
1,220,000	5.00%, 10/1/2044, Call 10/1/2024	1,303,204
	Johnson City Health & Educational Facilities Board
500,000	6.50%, 7/1/2038, Call 07/1/2020	556,305
2,000,000	5.00%, 8/15/2042, Call 08/15/2022	2,152,380
	Knox County Health Educational & Housing Facility Board
365,000	5.25%, 5/1/2025, Call 11/1/2024 [4]	354,543
45,000	6.00%, 5/1/2034, Call 11/1/2024 [4]	42,912

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	TENNESSEE (Continued)
$1,500,000	Nashville & Davidson County Health & Educational Facilities Board, 1.55%, 11/15/2030 [2]	$1,507,620
1,000,000	Tennessee Energy Acquisition Corp., 5.63%, 09/1/2026	1,163,700
		7,626,414

	TEXAS – 3.7%
320,000	Austin Convention Enterprises, Inc., 5.00%, 01/1/2034, Call 01/1/2027	365,504
500,000	Austin Convention Enterprises, Inc., XLCA, 5.25%, 01/1/2019, Call 06/8/2017	500,440
500,000	Central Texas Regional Mobility Authority, 6.75%, 01/1/2041, Call 01/1/2021	598,010
500,000	City of Dallas, 5.00%, 02/15/2025, Call 02/15/2022	570,080
1,000,000	City of El Paso, 5.00%, 08/15/2036, Call 08/15/2026	1,165,040
1,500,000	City of Fort Worth, 5.00%, 03/1/2027, Call 03/1/2026	1,841,565
500,000	City of Houston, 5.25%, 09/1/2028, Call 09/1/2021	563,050
	City of Houston Airport
250,000	5.50%, 7/1/2034, Call 07/1/2018	261,992
750,000	5.00%, 7/15/2035, Call 07/15/2025 [1]	800,205
	Clifton Higher Education Finance Corp.
500,000	5.00%, 8/15/2042, Call 08/15/2022	525,520
1,500,000	4.60%, 12/1/2049, Call 12/1/2024	1,533,180
1,000,000	Danbury Higher Education Authority, Inc., 6.50%, 08/15/2043, Call 08/15/2023	1,132,590
360,000	Decatur Hospital Authority, 6.63%, 09/1/2031, Call 09/1/2023	416,470
1,065,000	El Paso Downtown Development Corp., 5.00%, 08/15/2026	1,258,702
475,000	Jefferson County Industrial Development Corp., 8.25%, 07/1/2032, Call 07/1/2022	495,425
	New Hope Cultural Education Facilities Corp.
500,000	4.75%, 4/1/2034, Call 04/1/2024	524,625
1,000,000	5.00%, 4/1/2039, Call 04/1/2024	1,061,650
1,250,000	5.00%, 7/1/2047, Call 07/1/2025	1,326,762
1,500,000	New Hope Cultural Education Facilities Corp., AGM, 5.00%, 04/1/2046, Call 04/1/2024	1,634,670
	North Texas Tollway Authority
405,000	6.00%, 1/1/2028, Call 01/1/2019	437,262
95,000	6.00%, 1/1/2028, Call 01/1/2019	102,395
1,000,000	Northside Independent School District, PSF, 1.75%, 06/1/2032, Call 06/23/2017[2]	1,001,290
1,000,000	Red River Health Facilities Development Corp., 7.25%, 12/15/2047, Call 12/1/2021[3]	789,700
	SA Energy Acquisition Public Facility Corp.
1,000,000	5.25%, 8/1/2018	1,044,500
1,000,000	5.50%, 8/1/2021	1,137,940
290,000	5.50%, 8/1/2027	360,592

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$1,000,000	San Antonio Water System, 2.00%, 05/1/2043 [2]	$1,029,060
2,000,000	State of Texas, 5.00%, 10/1/2026, Call 10/1/2025	2,466,160
	Tarrant County Cultural Education Facilities Finance Corp.
1,000,000	4.20%, 9/1/2025, Call 09/1/2023	1,119,670
2,000,000	5.00%, 11/15/2038, Call 05/15/2023	2,235,140
2,000,000	Texas City Industrial Development Corp., 4.13%, 12/1/2045, Call 02/4/2025	1,954,060
	Texas Municipal Gas Acquisition & Supply Corp. I
555,000	5.25%, 12/15/2025	663,680
2,000,000	2.21%, 12/15/2026, Call 06/2/2017 [2]	1,841,160
125,000	6.25%, 12/15/2026	154,158
	Texas Municipal Gas Acquisition & Supply Corp. III
500,000	5.00%, 12/15/2028, Call 12/15/2022	558,515
500,000	5.00%, 12/15/2031, Call 12/15/2022	554,175
	Texas Private Activity Bond Surface Transportation Corp.
1,000,000	7.50%, 6/30/2032, Call 06/30/2020	1,159,240
1,345,000	7.00%, 6/30/2040, Call 06/30/2020	1,528,391
1,000,000	Town of Little Elm, 7.15%, 09/1/2027, Call 03/1/2018	1,025,010
	Town of Westlake
500,000	5.50%, 9/1/2025	499,470
200,000	6.13%, 9/1/2035, Call 09/1/2025	199,000
		38,436,048

	UTAH – 0.1%
1,200,000	Salt Lake City Corp. Airport Revenue, 5.00%, 07/1/2026 [1]	1,465,332

	VERMONT – 0.2%
500,000	Vermont Educational & Health Buildings Financing Agency, 6.25%, 01/1/2041, Call 01/1/2021	588,490
1,400,000	Vermont Student Assistance Corp., 5.00%, 06/15/2022 [1]	1,567,482
		2,155,972

	VIRGIN ISLANDS – 0.1%
	Virgin Islands Public Finance Authority
385,000	6.75%, 10/1/2019	340,394
500,000	5.00%, 10/1/2039, Call 10/1/2024	357,515
115,000	Virgin Islands Public Finance Authority, NATL, 4.25%, 10/1/2029, Call 07/3/2017	115,200
		813,109

	VIRGINIA – 0.5%
715,000	Celebrate North Community Development Authority, 4.69%, 03/1/2018, Call 06/19/2017*3	461,304
1,000,000	Chesapeake Bay Bridge & Tunnel District, 5.00%, 07/1/2046, Call 07/1/2026	1,129,950

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	VIRGINIA (Continued)
$400,000	Chesterfield County Economic Development Authority, 5.00%, 05/1/2023, Call 05/1/2019	$430,216
1,475,000	Federal Home Loan Mortgage Corporation Multifamily Variable Rate Demand Certificates, 4.15%, 04/15/2025, Call 04/15/2020[1]	1,525,342
975,000	Lower Magnolia Green Community Development Authority, 5.00%, 03/1/2045, Call 03/1/2025[4]	992,716
	Roanoke Economic Development Authority, AGM
5,000	5.00%, 7/1/2038, Call 07/1/2020 [2]	5,601
245,000	5.00%, 7/1/2038, Call 07/1/2020	262,684
	Stafford County & Staunton Industrial Development Authority, XLCA
10,000	5.00%, 8/1/2017	10,070
530,000	5.00%, 8/1/2017	533,015
	Virginia Small Business Financing Authority
80,000	6.00%, 1/1/2037, Call 07/1/2022 [1]	90,529
130,000	5.50%, 1/1/2042, Call 07/1/2022 [1]	143,095
		5,584,522

	WASHINGTON – 1.4%
1,000,000	King County Public Hospital District No. 1, 5.00%, 12/1/2036, Call 12/1/2026	1,137,670
	King County Public Hospital District No. 4
705,000	5.00%, 12/1/2038, Call 12/1/2025	709,364
1,000,000	7.00%, 12/1/2040, Call 12/1/2021	1,074,710
350,000	Ocean Shores Local Improvement District, 7.25%, 02/1/2031	448,969
1,500,000	Seattle Housing Authority, 1.25%, 04/1/2019, Call 04/1/2018	1,500,180
	State of Washington
2,000,000	5.00%, 8/1/2037, Call 08/1/2023	2,316,220
1,000,000	5.00%, 6/1/2040, Call 06/1/2026	1,171,350
315,000	Tacoma Consolidated Local Improvement Districts, 5.75%, 04/1/2043, Call 06/19/2017	315,523
	Washington Health Care Facilities Authority
1,000,000	2.18%, 1/1/2035, Call 07/1/2024 [2]	999,960
1,820,000	5.00%, 3/1/2038, Call 03/1/2025	2,045,862
2,500,000	1.79%, 1/1/2042, Call 01/1/2022 [2]	2,510,100
		14,229,908

	WISCONSIN – 0.7%
	Public Finance Authority
1,310,000	5.00%, 7/1/2022 [1]	1,386,727
500,000	5.75%, 2/1/2035, Call 02/1/2025	501,400
500,000	5.75%, 4/1/2042, Call 04/1/2022	514,045
580,000	5.25%, 5/15/2042, Call 05/15/2025 [4]	623,256
1,000,000	5.00%, 7/1/2042, Call 07/1/2022 [1]	1,036,010
165,000	6.00%, 7/15/2042, Call 07/15/2022	177,722
450,000	5.50%, 3/1/2045, Call 03/1/2025 [4]	467,199

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	WISCONSIN (Continued)
$1,405,000	University of Wisconsin Hospitals & Clinics, 5.00%, 04/1/2038, Call 04/1/2023	$1,565,437
400,000	Wisconsin Health & Educational Facilities Authority, 5.50%, 08/15/2030, Call 08/15/2020	455,652
345,000	Wisconsin Health & Educational Facilities Authority, AMBAC, 5.50%, 02/15/2019	356,171
		7,083,619

	WYOMING – 0.1%
500,000	County of Campbell, 5.75%, 07/15/2039, Call 07/15/2019	536,805
220,000	County of Sweetwater, 5.25%, 07/15/2026, Call 08/21/2019	239,369
		776,174

	TOTAL MUNICIPAL BONDS (Cost $536,720,738)	556,902,862

Number of Shares		Value

	CLOSED-END MUTUAL FUNDS – 0.9%
	UNITED STATES – 0.9%
8,184	BlackRock Long-Term Municipal Advantage Trust	96,489
53,753	BlackRock MuniVest Fund, Inc.	522,479
31,817	BlackRock MuniYield Quality Fund, Inc.	492,209
87,593	Deutsche Municipal Income Trust	1,193,893
72,299	Dreyfus Municipal Income, Inc.	654,306
127,431	Dreyfus Strategic Municipal Bond Fund, Inc.	1,078,066
30,359	Dreyfus Strategic Municipals, Inc.	269,891
23,539	DTF Tax-Free Income, Inc.	354,027
17,462	Invesco Advantage Municipal Income Trust II	202,385
17,008	Invesco Municipal Opportunity Trust	223,825
23,118	Invesco Municipal Trust	295,679
11,819	Invesco Trust for Investment Grade Municipals	156,838
8,572	Neuberger Berman Intermediate Municipal Fund, Inc.	131,915
37,184	Pioneer Municipal High Income Advantage Trust	428,732
123,034	Pioneer Municipal High Income Trust	1,473,947
108,960	Western Asset Managed Municipals Fund, Inc.	1,508,006
8,866	Western Asset Municipal Partners Fund, Inc.	139,817
		9,222,504

	TOTAL CLOSED-END MUTUAL FUNDS (Cost $9,138,880)	9,222,504

	OPEN-END MUTUAL FUNDS – 31.5%
	UNITED STATES – 31.5%
8,554,228	Vanguard Intermediate-Term Tax-Exempt Fund - Admiral Shares	121,641,126

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	OPEN-END MUTUAL FUNDS (Continued)
	UNITED STATES (Continued)
18,324,985	Vanguard Limited-Term Tax-Exempt Fund - Admiral Class	$201,574,833
		323,215,959

	TOTAL OPEN-END MUTUAL FUNDS (Cost $320,944,279)	323,215,959

	LIMITED PARTNERSHIPS – 7.7%
	UNITED STATES – 7.7%
	Anchorage Illiquid Opportunities II, LP*	10,964
	Mackay Municipal Credit Opportunities Fund, LP*	16,910,374
	Mackay Municipal Opportunities Fund, LP*	62,573,908
		79,495,246

	TOTAL LIMITED PARTNERSHIPS (Cost $78,000,000)	79,495,246

	SHORT-TERM INVESTMENT – 3.3%
34,366,246	BlackRock MuniCash - Institutional Shares, 0.61%[5]	34,373,119

	TOTAL SHORT-TERM INVESTMENT (Cost $34,372,604)	34,373,119

	TOTAL INVESTMENTS – 97.6% (Cost $979,176,501)	1,003,209,690
	Other assets less liabilities – 2.4%	24,570,235

	TOTAL NET ASSETS – 100.0%	$1,027,779,925

*	Non-income producing security.
[1]	Alternative Minimum Tax eligible security.
[2]	Variable, floating, or step rate security.
[3]	Security is in default.
[4]	144A restricted security.
[5]	The rate is the annualized seven-day yield at period end.
[6]	Rounds to less than 0.05%.

AGC – Assured Guaranty Corporation
AGM – Assured Guaranty Municipal
AGM-CR – Assured Guaranty Municipal Custodial Receipts
AMBAC – American Municipal Bond Assurance Corporation
BAM – Build America Mutual Assurance Company
FGIC – Financial Guaranty Insurance Corporation
FHA – Federal Housing Administration
LP – Limited Partnership
NATL – National Public Finance Guarantee Corporation
NATL-RE – National Rural Utilities Cooperative Finance Corporation Reinsurance
OBLG – Obligation

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

PSF – Permanent School Fund Guaranteed
SAW – State Aid Withholding
ST RES FD GTY – State Resource Fund Guaranty
XLCA – XL Capital Assurance

See accompanying Notes to Schedules of Investments.

ASPIRIANT DEFENSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	OPEN-END MUTUAL FUNDS – 87.4%
	ALTERNATIVE DIVERSIFIERS – 33.6%
2,679,646	Arbitrage Fund (The) - Institutional Class	$36,068,037
3,343,389	Gateway Fund - Y Class	107,289,353
1,358,151	GMO SGM Major Markets Fund - Class IV	45,185,700
2,272,377	Merger Fund (The) - Institutional Class	36,108,069
2,935,068	Vanguard Market Neutral Fund - Institutional Shares	34,575,103
		259,226,262
	CORE DIVERSIFIERS – 53.8%
3,815,080	FPA Crescent Fund	130,819,103
8,791,248	GMO Benchmark-Free Allocation Fund - Class IV1	233,935,100
2,838,818	JPMorgan Global Allocation Fund – Class I	50,672,901
		415,427,104
	TOTAL OPEN-END MUTUAL FUNDS (Cost $647,576,996)	674,653,366

	EXCHANGE-TRADED FUNDS – 8.7%
	CORE DIVERSIFIERS – 8.7%
362,648	iShares Core Aggressive Allocation ETF	18,679,999
646,520	iShares Core Growth Allocation ETF	28,104,224
542,520	iShares Core Moderate Allocation ETF	20,176,319

	TOTAL EXCHANGE-TRADED FUNDS (Cost $65,661,277)	66,960,542

	SHORT-TERM INVESTMENT – 3.8%
29,855,024	JPMorgan Prime Money Market Fund - Agency Shares, 0.94%[2]	29,866,965

	TOTAL SHORT-TERM INVESTMENT (Cost $29,866,784)	29,866,965

	TOTAL INVESTMENTS – 99.9% (Cost $743,105,057)	771,480,873
	Other assets less liabilities – 0.1%	640,086

	TOTAL NET ASSETS – 100.0%	$772,120,959

[1]
Fair value of this security exceeds 25% of the Fund's net assets.  Additional information for this security, including the financial statements is available from the SEC's EDGAR database at www.sec.gov.

[2]	The rate is the annualized seven-day yield at period end.
ETF – Exchange-Traded Fund

See accompanying Notes to Schedules of Investments.

ASPIRIANT TRUST
NOTES TO THE SCHEDULES OF INVESTMENTS
May 31, 2017 (Unaudited)

1.	ORGANIZATION

Aspiriant Trust, which was organized on November 22, 2011, is a Delaware statutory trust registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company (the “Trust”). The Trust currently consists of the following three diversified portfolios: Aspiriant Risk-Managed Equity Allocation Fund (the “Equity Allocation Fund”), which commenced operations on April 4, 2013, Aspiriant Risk-Managed Municipal Bond Fund (the “Municipal Bond Fund”), which commenced operations on July 1, 2015, and Aspiriant Defensive Allocation Fund (the “Defensive Allocation Fund”, together with the Equity Allocation Fund and the Municipal Bond Fund, each individually referred to as a “Fund” or collectively, the “Funds”), which commenced operations on December 14, 2015. The Municipal Bond Fund commenced its operations after the conversion of the Advanced Capital Intelligence Global Income Opportunities Fund, L.P. (the “Private Fund”), a privately offered investment fund managed by the Adviser (as defined below) with investment policies, objectives, guidelines, and restrictions that were in all material respects equivalent to those of the Municipal Bond Fund. The Equity Allocation Fund has established two classes of shares: Advisor Shares and Institutional Shares. Only Advisor Shares have been offered and issued to date. The Municipal Bond Fund and the Defensive Allocation Fund have each established, offered and issued only one class of shares. The Funds’ investment objectives are as follows:

The Equity Allocation Fund - The investment objective of the Equity Allocation Fund is to achieve long-term capital appreciation while considering federal tax implications of investment decisions. Under normal circumstances, the Equity Allocation Fund seeks to achieve its investment goal by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The types of equity securities the Fund will invest in include common stock, preferred stock, and depositary receipts. The Fund also may invest in securities that provide exposure to equity securities (i.e., rights, warrants, and investment company shares). The Fund will hold a broad and diverse group of equity securities of companies with countries in developed and emerging markets. The Fund may invest in companies of any market capitalization. The adviser and sub-advisers generally will consider selling securities when other securities are identified that may result in a better opportunity.

The Municipal Bond Fund - The investment objective of the Municipal Bond Fund is to seek total return on investment through income exempt from regular federal income taxes and through capital appreciation. Under normal circumstances, the Municipal Bond Fund seeks to achieve its investment goal by investing at least 80% of its total assets in municipal securities that pay income that is exempt from regular federal personal income tax. These municipal securities include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities, and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands and Guam), which may include a focus on the California municipal securities market. The Municipal Bond Fund may invest without limit in securities that generate income subject to the federal alternative minimum tax. The Municipal Bond Fund may invest in bonds of any maturity and duration. The Municipal Bond Fund may invest in securities of other investment companies, including open-end and closed-end funds and exchange-traded funds (“ETFs”), that invest primarily in securities of the types in which the Municipal Bond Fund may invest directly.

The Defensive Allocation Fund – The investment objective of the Defensive Allocation Fund is to achieve long-term investment returns with lower risk and lower volatility than the stock market, and with relatively low correlation to stock and bond market indexes. Under normal circumstances, the Defensive Allocation Fund seeks to achieve its investment objective by investing primarily in underlying funds and may, to a limited extent, invest in separately managed accounts. The Fund seeks to provide a return that has lower volatility than traditional asset classes (i.e., public equity and investment grade bonds) by combining several non-traditional or alternative asset class exposures, including investments that focus on a specialized asset class (i.e., long-short strategies). The Defensive Allocation Fund’s exposures may include global equities, global fixed income, market neutral, global macro, managed futures, relative value, long/short equity, long/short debt, merger arbitrage, convertible arbitrage, security arbitrage, managed futures, derivatives and other non-traditional strategies.

Aspiriant, LLC (the “Adviser”) serves as the investment adviser to the Funds. The Board of Trustees (“Trustees”) of the Trust (the “Board”) has the overall responsibility for monitoring the operations of the Trust and the Funds, including the Adviser.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their schedules of investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(a)	Securities Valuations

Securities are valued at market value as of the regularly scheduled close of trading (generally 4:00 p.m. Eastern time) on each business day when the New York Stock Exchange (“NYSE”) is open. Securities listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter (“OTC”) market are valued on the basis of the last sales price as reported by NASDAQ®. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ®. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board. Debt securities including listed issues, are valued by using an evaluated mean price furnished by an independent pricing service, which may use matrix and valuation models as necessary to formulate its prices.

In the case of certain foreign securities, the local exchange close occurs at various times before the close of the NYSE. Therefore, foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local close prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets in determining fair value as of the time each Fund calculates its net asset value (“NAV”). Foreign currency exchange rates are generally determined at the close of the NYSE.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV.

The investments in private funds, that are not publicly traded, such as limited partnerships, are typically valued using NAV as a practical expedient, as reported by the private funds’ managers and their agents, when the NAV is calculated in a manner consistent with measurement principles in FASB ASC Topic 946 for investment companies. Such values are calculated according to the valuation policies of the particular private fund. Investments in private funds are subject to the terms of the private funds’ offering documents. Valuations of the private funds may be subject to estimates and are net of management, performance incentive fees or allocations payable to the private funds’ managers as required by the private funds’ offering documents.

The Board oversees the Trust’s Valuation Committee, whose actions are reported to the Board at least quarterly and more frequently, if appropriate.

(b)	Fair Value Measurements and Disclosures

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. These inputs are summarized into three broad levels as described below:

• Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities;

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads, cash collateral received as part of the securities lending program, and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or

• Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

In May 2015, the FASB issued Accounting Standard Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Unit (or Its Equivalent), modifying ASC 820. Under the modifications, investments in private funds valued at net asset value are no longer included in the fair value hierarchy. The Trust elected to adopt and apply ASU 2015-07. As a result of adopting ASU 2015-07, investments in Limited Partnerships with a fair value of $79,495,246 are excluded from the fair value hierarchy as of May 31, 2017.

The Trust measures the fair value of its investments that do not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, which may impact the fair value of the investment, are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Trust is permitted to invest in private fund investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

The following is a summary of the inputs used, as of May 31, 2017, in valuing the Equity Allocation Fund’s assets:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$-	$1,138,175	$-	$1,138,175
Austria	-	1,239,917	-	1,239,917
Belgium	-	1,616,149	-	1,616,149
Bermuda	16,493,819	1,302,175	-	17,795,994
Brazil	489,852	-	-	489,852
Canada	14,073,934	-	-	14,073,934
Cayman Islands	-	770,486	-	770,486
Chile	2,627,678	-	-	2,627,678
China	1,058,575	2,192,720	-	3,251,295
Colombia	987,980	-	-	987,980
Curacao	330,205	-	-	330,205
Denmark	558,776	3,080,575	-	3,639,351
Finland	-	318,434	-	318,434
France	-	2,260,862	-	2,260,862
Germany	151,883	2,503,368	-	2,655,251
Guernsey	6,224,127	-	-	6,224,127
Hong Kong	5,528,057	5,513,206	-	11,041,263
India	911,377	-	-	911,377
Indonesia	1,145,773	-	-	1,145,773
Ireland	544,373	640,790	-	1,185,163
Isle of Man	-	10,764	-	10,764
Israel	3,125,082	1,231,303	-	4,356,385
Italy	121,847	603,540	-	725,387
Japan	8,013,664	18,118,563	-	26,132,227
Jersey	676,825	-	-	676,825
Luxembourg	299,121	93,375	-	392,496
Netherlands	550,307	583,554	-	1,133,861
New Zealand	-	936,632	-	936,632
Norway	-	1,342,647	-	1,342,647
Panama	239,430	-	-	239,430
Peru	86,931	-	-	86,931
Portugal	-	566,743	-	566,743
Singapore	206,025	692,994	-	899,019
South Korea	2,710,807	-	-	2,710,807
Spain	-	774,454	-	774,454
Sweden	-	2,014,256	-	2,014,256
Switzerland	12,826,851	5,134,356	-	17,961,207
Taiwan	11,746,982	-	-	11,746,982
Thailand	183,195	-	-	183,195
United Kingdom	7,051,489	4,727,534	-	11,779,023
United States	193,848,977	-	-	193,848,977
Virgin Islands (British)	768,084	-	-	768,084
Exchange-Traded Funds	221,474,880	-	-	221,474,880
Closed-End Mutual Fund	-	32,188		32,188
Open-End Mutual Fund	254,483,585	-	-	254,483,585
Preferred Stock
Germany	-	319,189	-	319,189
Short-Term Investments	18,310,993	30,419,510	-	48,730,503
Total Investments	$787,851,484	$90,178,459	$-	$878,029,943

The following is a summary of the inputs used, as of May 31, 2017, in valuing the Municipal Bond Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedules of Investments:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total

Municipal Bonds	$-	$556,902,862	$-	$-	$556,902,862
Closed-End Mutual Funds	9,222,504	-	-	-	9,222,504
Open-End Mutual Funds	323,215,959	-	-	-	323,215,959
Limited Partnerships	-	-	-	79,495,246	79,495,246
Short-Term Investment	34,373,119	-	-	-	34,373,119
Total Investments	$366,811,582	$556,902,862	$-	$79,495,246	$1,003,209,690

The following is a summary of the inputs used, as of May 31, 2017, in valuing the Defensive Allocation Fund’s assets:

Assets	Level 1	Level 2	Level 3	Total

Open-End Mutual Funds	$674,653,366	$-	$-	$674,653,366
Exchange-Traded Funds	66,960,542	-	-	66,960,542
Short-Term Investment	29,866,965	-	-	29,866,965
Total Investments	$771,480,873	$-	$-	$771,480,873

As of May 31, 2017, the Funds did not hold any Level 3 securities. For the period ended May 31, 2017, there were no transfers among levels.

3.	FEDERAL INCOME TAXES

At May 31, 2017, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

	Equity Allocation Fund	Municipal Bond Fund	Defensive Allocation Fund
Cost of investments	$788,120,912	$982,730,675	$743,105,057

Gross unrealized appreciation	$93,365,287	$27,203,808	$32,093,884
Gross unrealized depreciation	(3,456,256)	(6,724,793)	(3,718,068)

Net unrealized appreciation on investments	$89,909,031	$20,479,015	$28,375,816

The difference between cost amounts for schedule of investments and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2. Controls and Procedures

(a)
The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Aspiriant Trust

By	/s/ Robert J. Francais
Title	Robert J. Francais, President

Date	July 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert J. Francais
Title	Robert J. Francais, President

Date	July 27, 2017

By	/s/ Douglas S. Hendrickson
Title	Douglas S. Hendrickson, Treasurer and Principal Financial Officer

Date	July 26, 2017